As filed with the Securities and Exchange Commission on January 24, 2008 1933 Act File No. 2-22019 1940 Act File No. 811-1241

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 100 ☒

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 73 ☒

EATON VANCE GROWTH TRUST (Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 (Address of Principal Executive Offices)

(617) 482-8260 (Registrant’s Telephone Number)

MAUREEN A. GEMMA The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 (Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (a)(1)
☒ on February 1, 2008 pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)
☐60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐ this post effective amendment designates a new effective date for a previously filed post-effective amendment.

Large-Cap Portfolio and SMID-Cap Portfolio have also executed this Registration Statement.

^ Eaton Vance-Atlanta Capital Large-Cap Growth Fund A diversified fund seeking long-term capital growth Eaton Vance-Atlanta Capital SMID-Cap Fund A diversified fund seeking long-term capital growth

Prospectus Dated^ February 1, 2008

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Information in this prospectus
	Page		Page

Fund Summaries	2	Sales Charges	^11
Investment Objectives & Principal Policies and Risks	6	Redeeming Shares	^13
Management and Organization	7	Shareholder Account Features	^13
Valuing Shares	8	Tax Information	^15
Purchasing Shares	9	Financial Highlights	^16

This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

Fund Summaries

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

Investment Objective and Principal Strategies. The Fund’s investment objective is to seek long-term capital growth. The Fund invests primarily in common stocks of companies with large market capitalizations (“large company stocks”)^.

The Fund will normally invest in common stocks of companies having market capitalizations that rank in the top 1,000 U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets in large company stocks. The portfolio securities of the Fund are selected by a portfolio management team which relies on the investment adviser’s research staff.

The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

Eaton Vance-Atlanta Capital SMID-Cap Fund

Investment Objective and Principal Strategies. Eaton Vance-Atlanta Capital SMID-Cap Fund’s investment objective is to seek long-term capital growth. The Fund invests primarily in common stocks of companies with small to mid-sized market capitalizations (“small to mid-cap stocks”).

The Fund will normally invest in common stocks of companies having market capitalizations within the range of companies comprising the Russell 2500 Index (“Russell 2500”). Under normal circumstances, the Fund invests at least 80% of its net assets in small to mid-cap stocks. The portfolio securities of the Fund are selected by a portfolio management team.

The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

Principal Risk Factors. The value of ^each Fund’s shares ^are sensitive to stock market volatility. If there is a general decline in the value of publicly-traded U.S. stocks, the value of ^Fund shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels.

In addition to general stock market risk, shares of SMID-Cap Fund are also sensitive to factors affecting smaller companies. The stocks of smaller companies are generally subject to greater price fluctuation and investment risk than securities of more established companies. Small companies include companies in the technology and health care sectors, which historically have been more volatile than other market sectors.

^Neither Fund is ^a complete investment program and you may lose money by ^investing. Shareholders should invest for the long term. An investment in ^a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency^.

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Eaton Vance-Atlanta Capital Large-Cap Growth Fund

Performance Information. The following bar chart and table provide information about the Large-Cap Growth Fund’s performance for each calendar year through December 31, ^2007. The returns in the bar chart are for Class I shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The ^table ^contains the ^returns for each Class of ^shares and ^a comparison to the performance of a broad-based unmanaged index of ^common stocks and an unmanaged index of market-capitalization weighted large-cap stocks. Returns in the table for Class I shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. Absent expense subsidies, the Fund’s returns would have been lower.^

During the period from December 31, 2002 through December 31, 2007, the highest quarterly total return for Class I was 14.75% for the quarter ended June 30, 2003, and the lowest quarterly return was ^–3.62% for the quarter ended March 31, 2003.^

Average Annual Total Return as of December 31, ^2007	One Year	Five Years	Life of Fund

Class A Return Before Taxes	^5.69%	^9.40%	^4.13%
Class I Return Before Taxes	^12.39%	^10.94%	^5.43%
Class I Return After Taxes on Distributions	^10.94%	^10.32%	^4.90%
Class I Return After Taxes on Distributions and the Sale of Class I Shares	^10.03%	^9.52%	^4.66%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	^5.49%	^12.82%	^7.57%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	11.81%	12.11%	6.48%

These returns reflect the maximum sales charge for Class A (5.75%) . The Class A performance shown above for period prior to November 28, 2003 is the performance of a former class of the Fund, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in expenses of the two classes). Class A and the former class commenced operations on November 28, 2003 and April 30, 2002, respectively. Class I commenced operations on April 30, 2002. Life of Fund returns are calculated from April 30, 2002. The S&P 500 Index is a broad-based unmanaged index of stocks commonly used as a measure of U.S. stock market performance. The Russell 1000 Growth Index is ia market-capitalization weighted unmanaged index of large-cap stocks. Investors cannot invest directly in an index. (Source for the S&P 500 Index and Russell 1000 Growth Index returns: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. The Fund’s performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant ^to shareholders who hold ^shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

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^ Eaton Vance-Atlanta Capital SMID-Cap Fund

^
Performance Information. The following bar chart and table provide information about the SMID-Cap Fund’s performance for each calendar year through December 31, ^2007. The returns in the bar chart are for Class I shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The ^table ^contains the ^returns for each Class of ^shares and ^a comparison to the performance of two market-capitalization weighted unmanaged indices of small company stocks. Returns in the table for Class I shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. Absent expense subsidies, the Fund’s returns would have been lower.^

During the period from December 31, 2002 through December 31, ^2007, the highest quarterly total return for Class I was 17.^64% for the quarter ended June 30, 2003, and the lowest quarterly return was –6.^32% for the quarter ended March 31, 2003.^

Average Annual Total Return as of December 31, ^2007	One Year	Five Years	Life of Fund

Class A Return Before Taxes	^5.30%	^13.61%	^8.13%
Class I Return Before Taxes	^12.00%	^15.21%	^9.47%
Class I Return After Taxes on Distributions	^9.35%	^14.15%	^8.59%
Class I Return After Taxes on Distributions and the Sale of Class I Shares	^10.14%	^13.21%	^8.13%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	^1.38%	^16.99%	^10.28%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	^–1.57%	^16.25%	^8.75%

These returns reflect the maximum sales charge for Class A (5.75%) . The Class A performance shown above for period prior to November 28, 2003 is the performance of a former class of the Fund, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in expenses of the two classes). Class A and the former class commenced operations on November 28, 2003 and April 30, 2002, respectively. ^Class I commenced operations on April 30, 2002. Life of Fund returns are calculated from April 30, 2002. The Fund’s benchmark is the Russell 2500 ^Index, a market-capitalization weighted unmanaged index of the 2,500 smallest companies in the Russell 3000 Index. The Russell 2000 Index is a market-capitalization weighted unmanaged index of the 2,000 smallest companies in the Russell 3000 Index^. Investors cannot invest directly in an index. (Source for the Russell 2500 Index and Russell 2000 Index returns: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. The Fund’s performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant ^to shareholders who hold ^shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

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Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees for Large-Cap Growth Fund and SMID-Cap Fund
(fees paid directly from your investment)	Class A	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of redemption)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses for Large-Cap Growth Fund
(expenses that are deducted from Fund and Portfolio assets)	Class A	Class I

Management Fees	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	n/a
Other Expenses	^0.49%	^0.49%
Total Annual Fund Operating Expenses	^1.39%	^1.14%
Less Expense Reimbursement*	(^0.14)%	(^0.14)%
Total ^Annual Fund Operating Expenses (net of reimbursement)	1.25%	1.00%

*	The administrator and sub-adviser have agreed to reimburse the Fund’s Other Expenses to the extent they exceed 0.35% annually of average daily net assets. This expense reimbursement may be changed or terminated after January 31, 2009, subject to Trustee approval. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment by the administrator and sub-adviser.

Annual Fund Operating Expenses for SMID-Cap Fund
(expenses that are deducted from Fund and Portfolio assets)	Class A	Class I

Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	n/a
Other Expenses	^0.53%	^0.53%
Total Annual Fund Operating Expenses	^1.78%	^1.53%
Less Expense Reimbursement and Fee Waiver*	(^0.58)%	(^0.58)%
Total ^Annual Fund Operating Expenses (net of reimbursement and waiver)	1.20%	0.95%

*	The investment adviser and sub-adviser have agreed to waive a portion of their respective investment advisory and sub-advisory fees so that the monthly advisory fee will be equal to 0.80% annually of average daily net assets. The administrator and sub-adviser have agreed to reimburse the Fund’s Other Expenses to the extent they exceed 0.15% annually of average daily net assets. These agreements may be changed or terminated after ^January 31, ^2009, but are subject to Trustee approval if the reimbursement is reduced to the extent that the Fund’s Other Expenses would exceed 0.35% annually of average daily net assets. The expense waiver/reimbursement relate to ordinary operating expenses only and amounts waived/reimbursed may be subject to recoupment by the investment adviser, administrator and sub-adviser.

Example. The Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		1 Year	3 Years	5 Years	10 Years

Large-Cap Growth Fund	Class A shares	$^695	$^977	$^1,279	$^2,136
	Class I shares	$^102	$^348	$ ^614	$^1,374
SMID-Cap Fund	Class A shares	$^690	$1,014	$^1,360	$^2,334
	Class I shares	$^97	$^388	$ ^701	$^1,589

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^
Investment Objectives & Principal Policies and Risks

The investment objectives and principal policies and risks of the Funds are set forth below. Each Fund’s investment objective may not be changed without shareholder approval. Most of a Fund’s investment policies may be changed by the Trustees without shareholder approval. Each Fund currently seeks to meet its investment objective by investing in one or more separate open-end investment companies that have the same objective and policies as the Fund. In the case of a Portfolio’s policy of investing at least 80% of its net assets in a particular type of investment (the “80% policy”), the policy will not be changed unless Fund shareholders are given 60 days’ notice of the change. For purposes of the 80% policy, net assets include any borrowings for investment purposes.

Large-Cap Growth Fund. Large-Cap Growth Fund’s investment objective is to seek long-term capital growth. Large-Cap Growth Fund currently invests in Large-Cap ^Portfolio^. Large-Cap Portfolio normally invests in common stocks of companies having market capitalizations that rank in the top 1,000 U.S. companies (“large company stocks”). Under normal circumstances, the Portfolio invests at least 80% of its net assets in large company stocks.

Large-Cap Portfolio invests in a diversified selection of common stocks, emphasizing quality growth companies with a demonstrated record of consistent earnings growth. A company’s financial quality is determined by analysis of its financial statements and the use of “financial quality ratings” provided by nationally recognized rating services or as determined by the investment adviser when the company is not rated or when the investment adviser believes the assigned financial quality rating is not an accurate reflection of the company’s quality. Quality companies are generally “seasoned”, meaning they have five or more years of operations. The investment adviser emphasizes quality large growth companies whose stocks are considered to trade at attractive valuations relative to their long-term growth rates. Sustainable earnings growth is determined by rigorous fundamental analysis of a company’s financial trends, products and services, industry conditions and other factors. Based upon various long-term growth themes identified by the investment adviser, portfolio industry groups may be overweighted or underweighted versus the S&P 500 Index. The portfolio management team may utilize recommendations provided by the investment adviser’s research staff to make buy and sell decisions. The investment adviser may sell a security when its fundamentals deteriorate or when its valuation is no longer attractive relative to its long-term growth rate.

SMID-Cap Fund. SMID-Cap Fund’s investment objective is to seek long-term capital growth. SMID-Cap Fund currently invests in SMID-Cap ^Portfolio^. SMID-Cap Portfolio normally invests in common stocks of companies having market capitalizations within the range of companies comprising the Russell 2500 (“small to mid-cap stocks”). Under normal circumstances, the Portfolio invests at least 80% of its net assets in small to mid-cap stocks. The Portfolio may also invest in larger companies.

SMID-Cap Portfolio invests in a diversified selection of common stocks, emphasizing quality small to mid-sized companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. A company’s financial quality is determined by analysis of its financial statements and the use of “financial quality ratings” provided by nationally recognized rating services or as determined by the investment adviser when the company is not rated or when the investment adviser believes the assigned financial quality rating is not an accurate reflection of the company’s quality. Quality companies are generally “seasoned”, meaning they have five or more years of operations. The investment adviser seeks to purchase stocks of companies capable of sustaining consistent earnings growth while maintaining a strong financial condition. Sustainable earnings growth is determined by rigorous fundamental analysis of a company’s financial trends, products and services and other factors. SMID-Cap Portfolio is diversified across various economic sectors. The investment adviser may sell a security when its fundamentals deteriorate or when it is no longer attractively valued.

Many of the small to mid-sized companies that SMID-Cap Portfolio may purchase are more dependent on fewer products, services or product markets than more established companies, have limited financial resources or may rely upon a limited management group and may lack substantial capital reserves. Stocks of smaller companies frequently have lower trading volume and tend to be more sensitive to changes in earnings projections than stocks of more established companies, making them more volatile and possibly more difficult to value.

Each Portfolio may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political and economic risks of the underlying issuer’s country.

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Each Portfolio may borrow amounts up to one-third of the value of their respective total assets (including borrowings), but they will not borrow more than 5% of the value of their respective total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolios will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of their respective total assets.

Each Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans only will be made to firms that have been approved by the investment adviser. The investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. Each Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.

During unusual market conditions, each Portfolio may temporarily invest up to 100% of their respective assets in cash or cash equivalents, which may be inconsistent with the Fund’s investment objective. A Portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times a Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

^
Management and Organization

Management. Large-Cap and SMID-Cap Portfolio’s investment adviser is Boston Management and Research (“BMR”), a subsidiary of Eaton Vance Management (“Eaton Vance”), with offices at The Eaton Vance Building, 255 State Street, Boston, MA 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $160 billion on behalf of mutual funds, institutional clients and individuals.

Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of each Portfolio to Atlanta Capital Management Company, LLC (“Atlanta Capital”), with offices at 1349 W. Peachtree Street, Suite 1600, Atlanta, GA 30309. Atlanta Capital is an indirect majority-owned subsidiary of Eaton Vance. BMR pays Atlanta Capital a portion of each advisory fee for sub-advisory services provided to each Portfolio.

The day-to-day management of each Portfolio is the responsibility of a team of Atlanta Capital investment professionals. Each team meets to discuss investment holdings, prospective investments and portfolio composition and manages and provides research. The fees paid to BMR and Atlanta Capital and the identities of the members of each team are described below:

Large-Cap Portfolio. Under Large-Cap Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over, the annual fee is reduced. For the fiscal year ended September 30, ^2007, Large-Cap Portfolio paid BMR advisory fees equivalent to 0.650% of its average daily net assets. ^

^BMR ^pays Atlanta Capital a monthly sub-advisory fee equal to 0.^400% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over, the annual fee is reduced^. For the same period, BMR paid Atlanta Capital sub-advisory fees equivalent to 0.400% of ^its average daily net assets.

Richard B. England, William R. Hackney, III, Marilyn Robinson Irvin and Paul J. Marshall comprise the team of investment professionals for the Large-Cap Portfolio. Mr. Hackney, Managing Partner of Atlanta Capital, Ms. Irvin, Senior Vice President of Atlanta Capital and Mr. Marshall, Vice President of Atlanta Capital, have been employed by Atlanta Capital for more than five years. Mr. England is Managing Director - Equities of Atlanta Capital. Prior to joining Atlanta Capital in 2004, Mr. England was a Senior Portfolio Manager with Putnam Investments.

SMID-Cap Portfolio. Under SMID-Cap Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over, the annual fee is reduced. ^BMR ^pays Atlanta Capital a monthly sub-advisory ^fee equal to 0.75% annually

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of the ^average daily net ^assets of the Portfolio up to $500 million. ^On net assets of $500 million and over, ^the annual fee is reduced. BMR and Atlanta Capital have agreed to reduce the SMID-Cap Portfolio’s annual advisory fee ^from 1.00 to 0.80%. Such reduction shall be shared by BMR and Atlanta Capital and will continue until ^January 31, ^2009, at a minimum. For the fiscal year ended September 30, 2007, SMID-Cap Portfolio paid BMR advisory fees equivalent to 0.80% of its average net assets. For the same period, BMR paid Atlanta Capital sub-advisory fees equivalent to 0.60% of the SMID-Cap Portfolio’s average daily net assets.

William O. Bell, IV, ^W. Matthew Hereford and Charles B. Reed comprise the team of investment professionals for the SMID-Cap Portfolio. Mr. Bell and Mr. ^Hereford, Vice ^Presidents of Atlanta Capital, ^ and Mr. Reed, a Managing Director of Atlanta Capital, have been employed by Atlanta Capital for more than five years^.

The Funds’ most recent shareholder reports provide information regarding the basis for the Trustees’ approval of Large-Cap and SMID-Cap Portfolio’s investment advisory and investment sub-advisory agreements.

The Statement of Additional Information provides additional information about the investment management teams, including information about compensation, other accounts managed by team members, and the team members’ ownership of Fund shares with respect to which that team member has management responsibilities.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund’s transfer agent from the fees that the transfer agent receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Growth Trust (the "Trust"), a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The ^Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). As an investor in a Portfolio, a Fund may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. Each Fund can withdraw from the Portfolio at any time without shareholder approval.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust’s Trustees considered this risk in approving the use of a combined prospectus.

Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge), which is derived from the value of Portfolio holdings. When purchasing or redeeming Fund ^shares through an investment dealer, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the investment dealer’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. The investment adviser has delegated daily valuation of the Portfolios to the sub-adviser. Exchange-listed securities are valued at closing sale prices. In certain situations, the sub-adviser may use the fair value of a security if market prices are unavailable or are deemed unreliable. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. The sub-adviser expects to use fair value pricing under limited circumstances, such as when a security is restricted or is illiquid. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

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Purchasing Shares

Class A Shares

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000.

After your initial investment, additional investments may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by broker-dealers), and for persons affiliated with Eaton Vance and certain Fund service providers (as described in the Statement of Additional Information).

^Purchases will be executed at the net asset value next determined after their receipt in good order by a Fund’s transfer agent. A ^Fund’s transfer agent or your investment dealer must receive your purchase in good order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) ^for your purchase to be effected at that day’s net asset value. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused.

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time. The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares of a Fund is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000 and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through an investment dealer or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must telephone the Fund Order Department at 1-800-262-1122 to advise of your action and to be assigned an account number. An account application form then must be promptly forwarded to the transfer agent (see back cover for address). You may request a current account application by calling 1-800-262-1122. Additional investments may be made at any time through the same wire procedure. The Fund Order Department must be advised by telephone of each transmission.

Purchases will be executed at the net asset value next determined after their receipt in good order by each Fund’s transfer agent. A Fund’s transfer agent or your investment dealer must receive your purchase in good order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through an investment dealer, that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused.

Restrictions on Excessive Trading and Market Timing. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares,

9

especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including restricted securities) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The sub-adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price arbitrage to the detriment of the Funds.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in ^a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to each Fund. Such policy may be more or less restrictive than a Fund’s policy. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Funds or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and
  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay distribution and service fees of 0.25% annually of average daily net assets.

10

Class I shares are offered to clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or similar services. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain fund service providers. Class I shares do not pay distribution or service fees. Returns on Class I shares generally are higher than returns on other classes because Class I has lower annual expenses.

Payments to Investment Dealers. ^In addition to payments disclosed under "Sales Charges" below, the ^principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain “street name” or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this prospectus, the term “investment dealer” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Front-End Sales Charge. Fund shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales Charge* as Percentage of Offering Price	Sales Charge* as Percentage of Net Amount Invested	Dealer Commission as a Percentage of Offering Price

Amount of Purchase

Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00**	0.00**	1.00%

*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

**	No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may also pay commissions of up to 1.00% on sales of Fund shares made at net asset value to certain tax-deferred retirement plans.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales ^charge at the time of purchase, you ^will not receive the discount to which you ^may otherwise be entitled.

Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total ^$50,000 or more. Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in ^omnibus or “street name” accounts.

11

In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in ^a SEP, SARSEP and SIMPLE IRA ^plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharing plans). Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; ^and to certain fund service providers as described in the Statement of Additional Information. Fund shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge. ^Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase. The CDSC is based on the lower of the net asset value at the time of purchase or the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares which are not subject to a CDSC.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”). The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Distribution and Service Fees. Each Fund has in effect a plan under Rule 12b-1 that allows ^Class A to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Each Fund pays distribution and service fees equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives distribution and service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such investment dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the ^Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

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Redeeming Shares

You can redeem shares in any of the following ways:

By Mail	Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in the Securities
Transfer Association’s Medallion Program. Only signature guarantees issued in accordance with the Securities Transfer Association’s Medallion Guarantee
Program (STAMP) will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone	You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling 1-800-262-1122 Monday through
Friday, 8:00 a.m. to 7:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

^
If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in good order by a Fund’s transfer agent. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). Corporations, trusts and other entities may need to provide additional documentation. You may be required to pay the costs of such transaction by a Fund or your bank. No costs are currently charged by a Fund. Each Fund may suspend or terminate the expedited payment procedure upon at least 30 days notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Shareholder Account Features

Once you purchase shares, the transfer agent establishes an account for you.

Distributions. You may have your Fund distributions paid in one of the following ways:

• Full Reinvest Option	Dividends and capital gains are reinvested in additional shares. This option will be assigned if you do not specify an option.
• Partial Reinvest Option	Dividends are paid in cash and capital gains are reinvested in additional shares.
• Cash Option	Dividends and capital gains are paid in cash.
• Exchange Option	Dividends and/or capital gains are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

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Information about the Funds. From time to time, you may be mailed the following:

• Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
• Periodic account statements, showing recent activity and total share balance.
• Form 1099 and tax information needed to prepare your income tax returns.
• Proxy materials, in the event a shareholder vote is required.
• Special notices about significant events affecting your Fund.

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC ^is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each calendar quarter end is posted to the website 30 days (60 days in the case of SMID-Cap Fund) after such quarter end. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent month end on the Eaton Vance website approximately ten business days after the month end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds^.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Tax-Deferred Retirement Plans. Fund shares are available for purchase in connection with certain tax-deferred retirement plans. Call 1-800-262-1122 for information. Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class that meet the applicable minimum requirement of another Eaton Vance fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new Fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing”. If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. As described under “Purchasing Shares”, the exchange privilege may be terminated for market timing accounts or for other reasons.

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you ^redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they

14

will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with ^a Fund. If you transfer shares in a “street name” account to an account with another investment dealer or to an account directly with ^a Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account, and each Fund has designated an anti-money laundering compliance officer. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver’s license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed. If the Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122, or write to the transfer agent (see back cover for address).

Tax Information

Each Fund makes distributions (if any) annually. Dividends may not be paid if Fund expenses exceed Fund income for the period. Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Over time, distributions by each Fund can generally be expected to include both dividends taxable as ordinary income and capital gain distributions taxable as long-term gains. Taxes on distributions of capital gains are determined by how long the Portfolio owned the investment that generated them, rather than how long a shareholder has owned his or her shares in a Fund. For the taxable years beginning on or before December 31, 2010, distributions of investment income designated by a Fund as derived from “qualified dividend income” are taxed at the rates applicable to long-term capital gains, provided the holding period and other requirements are met at both the shareholder and Fund level. A Fund’s distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares. A portion of each Fund’s income distributions may be eligible for the dividends-received deduction for corporations.

Investors who purchase shares at a time when a Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

15

Financial Highlights

The financial highlights are intended to help you understand a Fund’s financial performance for the ^period(s) indicated. Certain information in the tables reflect the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions ^at net asset value). This information has been audited by ^Deloitte & Touche LLP, an independent registered public accounting firm. The reports of ^Deloitte & Touche LLP and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available on request.

^

	Eaton Vance-Atlanta Capital Large-Cap Growth Fund

	Year Ended September 30,

	2007(1)		2006(1)		2005(1)		2004(1)(2)		2003(1)

	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I	Class I

Net asset value - Beginning of year	$11.510	$11.010	$11.220	$10.750	$10.320	$ 9.900	$10.000	$ 9.070	$ 7.400

Income (loss) from operations
Net investment income (loss)	$ 0.006	$ 0.035	$ 0.016	$ 0.034	$ 0.044	$ 0.064	$ (0.004)	$ 0.020	$ 0.020
Net realized and unrealized gain	1.960	1.870	0.526	0.511	0.908	0.862	0.324	0.829	1.660
Total income from operations	$ 1.966	$ 1.905	$ 0.542	$ 0.545	$ 0.952	$ 0.926	$ 0.320	$ 0.849	$ 1.680

Less distributions
From net investment income	$ (0.012)	$ (0.041)	$ —	$ (0.033)	$ (0.027)	$ (0.051)	$ —	$ (0.019)	$ (0.010)
From net realized gain	(0.704)	(0.704)	(0.252)	(0.252)	(0.025)	(0.025)	—	—	—
Total distributions	$ (0.716)	$ (0.745)	$ (0.252)	$ (0.285)	$ (0.052)	$ (0.076)	$ —	$ (0.019)	$ (0.010)
Net asset value - End of year	$12.760	$12.170	$11.510	$11.010	$11.220	$10.750	$10.320	$ 9.900	$ 9.070
Total Return(3)	17.79%	18.09%	4.87%	5.12%	9.23%	9.37%	3.20%(8)	9.36%	22.72%

Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$12,285	$14,150	$13,150	$13,383	$ 2,429	$28,637	$ 3,993	$28,079	$26,154
Ratios (As a percentage of average
daily net assets):
Expenses before custodian fee reduction(4)(6)	1.25%	1.00%	1.25%	1.00%	1.25%	1.00%	1.25%(5)	1.00%	1.00%
Expenses after custodian fee reduction(4)(6)	1.25%	1.00%	1.25%	1.00%	1.25%	1.00%	1.25%(5)	1.00%	1.00%
Net investment income (loss)	0.05%	0.31%	0.14%	0.32%	0.40%	0.61%	(0.04)%(5)	0.20%	0.24%
Portfolio Turnover of the Portfolio	37%	37%	46%	46%	45%	45%	35%	35%	34%

(See footnotes on last page.)

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^Financial Highlights (continued)

	Eaton Vance-Atlanta Capital SMID-Cap Fund

	Year Ended September 30,

	2007(1)		2006(1)		2005(1)		2004(1)(2)		2003(1)

	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I	Class I

Net asset value - Beginning of year	$12.480	$13.010	$12.510	$12.980	$10.810	$11.180	$10.000	$ 9.550	$ 7.710

Income (loss) from operations
Net investment loss	$ (0.032)	$ 0.000(9)	$ (0.063)	$ (0.032)	$ (0.077)	$ (0.050)	$ (0.044)	$ (0.031)	$ (0.024)
Net realized and unrealized gain	1.983	2.071	0.924	0.953	1.903	1.976	0.854	1.661	1.864
Total income from operations	$ 1.951	$ 2.071	$ 0.861	$ 0.921	$ 1.826	$ 1.926	$ 0.810	$ 1.630	$ 1.840

Less distributions
From net realized gain	$ (0.941)	$ (0.941)	$ (0.891)	$ (0.891)	$ (0.126)	$ (0.126)	$ —	$ —	$ —
Total distributions	$ (0.941)	$ (0.941)	$ (0.891)	$ (0.891)	$ (0.126)	$ (0.126)	$ —	$ —	$ —
Net asset value - End of year	$13.490	$14.140	$12.480	$13.010	$12.510	$12.980	$10.810	$11.180	$ 9.550
Total Return(3)	16.42%	16.69%	7.34%	7.55%	16.97%	17.30%	8.10%(8)	17.07%	23.87%

Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$15,941	$13,391	$ 7,073	$11,857	$ 1,324	$18,110	$ 1,166	$15,616	$10,815
Ratios (As a percentage of average
daily net assets):
Expenses before custodian fee reduction(4)(7)	1.21%	0.96%	1.60%	1.35%	1.60%	1.35%	1.60%(5)	1.35%	1.35%
Expenses after custodian fee reduction(4)(7)	1.21%	0.96%	1.60%	1.35%	1.60%	1.35%	1.60%(5)	1.35%	1.35%
Net investment loss	(0.25)%	0.00%	(0.52%)	(0.25)%	(0.66)%	(0.42)%	(0.51)%(5)	(0.29)%	(0.28)%
Portfolio Turnover of the Portfolio	84%	84%	34%	34%	38%	38%	28%	28%	54%

(1)	Net investment income (loss) per share was computed using average shares outstanding.
(2)	For the period from the start of business, November 28, 2003, to September 30, 2004.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested^.
(4)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses.
(5)	Annualized.
(6)	For Large-Cap Growth Fund the investment adviser of the Portfolio waived a portion of its investment advisory fee and the administrator of the Fund subsidized certain operating expenses (equal to 0.14%, 0.17%, 0.07%, 0.08% and 0.^15% of average daily net assets for the years ended September 30, 2007, 2006, 2005, ^2004 and ^2003, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(7)	For SMID-Cap Fund the investment adviser of the Portfolio waived a portion of its investment advisory fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.57%, 0.27%,
0.27%, 0.43% and 0.^77% of average daily net assets for the years ending September 30, 2007, 2006, 2005, ^2004 and ^2003, respectively). A portion of the waiver ^and/or subsidy was borne by the sub-adviser of the Portfolio^. Absent this waiver and subsidy, total return would be lower.

(8)	Not annualized.
(9)	Amount represents less than $0.0005 per share.

17

More Information

About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Fund’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year. You may obtain free copies of the statement of additional information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:^

Eaton Vance Distributors, Inc. The Eaton Vance Building 255 State Street Boston, MA 02109 1-800-262-1122 website: www.eatonvance.com

You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-202-^942-^8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

About Shareholder Accounts: You can obtain more information from Eaton Vance Shareholder Services (1-800-262-1122). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:

PFPC Inc. P.O. Box 9653 Providence, RI 02940-9653 1-800-262-1122

The Funds’ SEC File No. is 811-01241.	ATLIPROS

1832-2/08	©^ 2008 Eaton Vance Management
^

STATEMENT OF ADDITIONAL INFORMATION ^February 1, 2008

^ Eaton Vance-Atlanta Capital Large-Cap Growth Fund Eaton Vance-Atlanta Capital SMID-Cap Fund

The Eaton Vance Building 255 State Street Boston, Massachusetts 02109 1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Funds and Large-Cap and SMID-Cap Portfolios. Each Fund and Portfolio is a diversified, open-end management investment company. Each Fund is a series of Eaton Vance Growth Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

	Page		Page
Strategies and Risks	2^	Purchasing and Redeeming Shares	^19
Investment Restrictions	^5	Sales Charges	^20
Management and Organization	^6	Performance	^22
Investment Advisory and Administrative Services	^12	Taxes	^24
Other Service Providers	^17	Portfolio Securities Transactions	^26
Calculation of Net Asset Value	^18	Financial Statements	^29

Appendix A:	Class A Fees, Performance and Ownership	^30
Appendix B:	Class I Fees, Performance and Ownership	^32
Appendix C:	Ratings/Rankings	^34
Appendix D:	Eaton Vance Funds Proxy Voting Policy and Procedures	^35
Appendix E:	Investment Sub-Adviser Proxy Voting Policies	^37

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Funds’ relevant prospectus dated ^February 1, 2008, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-^262-^1122.

© ^2008 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; and “^FINRA” for the ^Financial Industry Regulatory Authority.

Within the following sections of this SAI, and elsewhere as the context so requires, the term “Portfolio” refers to ^Large-Cap Portfolio ^and SMID-Cap ^Portfolio^:

Strategies and Risks Taxes Portfolio Securities Transactions

In addition, because the investment adviser has delegated investment responsibility to the sub-adviser, the term “investment adviser” as used in “Strategies and Risks” refers to the sub-adviser.

STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s)^.

^
Equity Securities. Large-Cap Portfolio and SMID-Cap Portfolio invest in U.S. companies, which include companies with common stocks traded on United States securities exchanges.

As set forth in the prospectus, Large-Cap Portfolio and SMID-Cap Portfolio have a policy of investing at least 80% of their net assets in companies within a certain market capitalization, which in the case of SMID-Cap Portfolio is determined by reference to a particular market index (the “Index”). In determining the largest 1,000 companies, the investment adviser of Large-Cap Portfolio refers to market values provided by independent financial data providers. For purposes of establishing the market capitalizations of companies included in the Index or top 1,000 companies for a particular month, the Portfolios will refer to the market capitalizations of the companies as of the first business day of that month^.

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. ^Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

Short Sales. Each Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in by the lender. These transactions may also require the current recognition of taxable gain under certain tax rules applicable to constructive sales. Each Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired stock.

^
Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on indicies and options on stock index futures, the purchase of put options and the sale of call options on securities held, and equity swaps. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Portfolio holds. A Portfolio’s success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and a Portfolio’s assets.

Over-the-counter (“OTC”) derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Each Portfolio has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore is not subject to registration as a CPO. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the investment adviser’s use of derivative instruments will be advantageous to a Portfolio. Each Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. Credit exposure on equity swaps to any one counterparty will be limited to 5% or less of net assets. Call options written on securities will be covered by ownership of the securities subject to the call option or an offsetting option.

Asset Coverage. To the extent required by SEC guidelines, each Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a specified date and price) with respect to its permitted investments. In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements which mature in more than seven days will be treated as illiquid. The terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Securities Lending. As described in the prospectus, a Portfolio may seek to earn income by lending portfolio securities to broker-dealers and other institutional investors. Cash collateral received by a Portfolio in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”), a privately offered investment company holding high quality, U.S. dollar denominated money market instruments. As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by a Portfolio to BMR.

ReFlow Liquidity Program. Each Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class I at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the two round trip limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing a Portfolio’s net assets to the benefit of the Fund and its shareholders. To the extent a Portfolio’s net assets do not decline, the investment adviser may also benefit.

Exchange-Traded Funds. Each Portfolio may invest in shares of exchange-traded funds (collectively, “ETFs”), which are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international and may include Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq-100 Shares”), iShares exchange-traded funds ("iShares"), such as iShares Russell 2000 Growth Index Fund and HOLDRS (Holding Company Depositary Receipts). ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

Investments in ETFs are generally subject to limits in the 1940 Act on investments in other investment companies. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by the Portfolio. Moreover, the Portfolio’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

Typically, ETF programs bear their own operational expenses, which are deducted from the dividends paid to investors. To the extent that each Portfolio invests in ETFs, the Portfolio must bear these expenses in addition to the expenses of its own operation.

Pooled Investment Vehicles. Each ^Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of pooled investment ^vehicles, including other investment companies unaffiliated with the investment adviser. Each Portfolio ^will indirectly bear its proportionate share of any management fees paid by pooled investment vehicles in which it invests in addition to the investment advisory fee paid by each ^Portfolio. Please refer to “Cash Equivalents” for additional information about ^investments in other investment companies. The 10% limitation does not apply to investments in money market funds and certain other pooled investment vehicles. If ^a Portfolio ^invests in Cash Management Portfolio, an affiliated money market fund, the management fee paid on such investment will be credited against ^the Portfolio ^management fee.

Cash Equivalents. Each ^Portfolio may invest in cash equivalents to invest daily cash balances or for temporary defensive purposes. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations and may include Cash Management Portfolio, an affiliated money market fund which invests in such short-term securities.

Portfolio Turnover. A Portfolio cannot accurately predict its portfolio turnover rate, but, except as noted below, it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by the Portfolio were replaced in a period of one year. Except as noted below, a high turnover rate (such as 100% or more) necessarily involves greater expenses to the Portfolio and may result in the realization of substantial net short-term capital gains. The Portfolio may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed income securities of different countries, to seek short-term profits during periods of fluctuating interest rates, or for other reasons. Such trading will increase the Portfolio’s rate of turnover. This may increase the incidence of net short-term capital gains, which, upon distribution, are taxable to shareholders as ordinary income. ^Historical turnover ^rate(s) are included in the Financial Highlights table(s) in ^the ^Prospectus.

Diversified Status. ^Each Portfolio is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) it may not own more than 10% of the outstanding voting securities of any one issuer. With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser ^of: (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the ^meeting; or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

(1)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

(2)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund’s objective, up to (but less than) 25% of the value of its assets may be invested in any one industry;

(3)	Borrow money or issue senior securities except as permitted by the 1940 Act;

(4)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchase and sales of securities);

(5)	Engage in the underwriting of securities;

(6)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(7)	Purchase or sell commodities or commodity contracts for the purchase or sale of physical commodities; or

(8)	Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities, and (d) lending cash consistent with applicable law.

Notwithstanding the investment policies and restrictions of each Fund, the Fund may invest its investable assets in another open-end management investment company (a portfolio) with substantially the same investment objective, policies and restrictions as the Fund; moreover, subject to Trustee approval the Fund may invest its investable assets in two or more open-end management investment companies which together have substantially the same investment objective, policies and restrictions as the Fund, to the extent permitted by Section 12(d)(1)(G) of the 1940 Act.

In connection with Restriction (3) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings)^. There is no current intent to borrow money except for the limited purposes described in the prospectus.

Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a “majority of the outstanding voting securities” of a Portfolio.

The following nonfundamental investment policies have been adopted by each Fund and Portfolio. A nonfundamental investment policy may be changed by the Trustees with respect to a Fund without approval by the Fund’s shareholders or, with respect to a Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund and Portfolio to dispose of such security or other asset. However, a Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of each Portfolio. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of each Fund (see "Principal Underwriter" under "Other Service Providers"). Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

^

Number of Portfolios in Fund Complex Overseen By Trustee(1)

	Position(s) with the Trust/Portfolio	Term of Office and Length of Service
Name and Date of Birth			Principal Occupation(s) During Past Five Years		Other Directorships Held

Interested Trustee

THOMAS E. FAUST JR. 5/31/58	President of the Trust and Vice President of the Portfolios	Since 2002	Chairman, Chief Executive Officer and President of EVC, President of EV,
Chief Executive Officer and President of Eaton Vance and BMR, and
Director of EVD. Trustee and/or officer of 174 registered investment companies and 5 private investment companies managed by Eaton
Vance or BMR. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates
			of the Trust and Portfolios.	^171	Director of EVC

Noninterested Trustees

BENJAMIN C. ESTY 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration,
Harvard University Graduate School of Business Administration (since
2003). Formerly, Associate Professor, Harvard University Graduate
			School of Business Administration (2000-2003).	^175	None

ALLEN R. FREEDMAN 4/3/40	Trustee	Since 2007	Former Chairman and Chief Executive Officer of Assurant, Inc. (insurance provider) (1978-2000). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007).	174	Director of Assurant, Inc., and Stonemor Partners L.P. (owner and operator of cemeteries)

^

WILLIAM H. PARK 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive
Officer, Prizm Capital Management, LLC (investment management
			firm) (2002-2005).	^175	None

RONALD A. PEARLMAN 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	^175	None

NORTON H. REAMER 9/21/35	Trustee	Trustee of the Trust since 1989; of the Portfolios since 2001	President, Chief Executive Officer and a Director of Asset Management
Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn
Corporation (an investment and financial advisory services company)
(since September 2000). Formerly, Chairman and Chief Operating
Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of
Berkshire Capital Corporation (investment banking firm) (2002-
			2003).	^175	None

HEIDI L. STEIGER 7/8/53	Trustee	Since 2007	President, Lowenhaupt Global Advisors, LLC (global wealth management firm) (since 2005). Formerly, President and Contributing Editor, Worth Magazine (2004). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	172	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

LYNN A. STOUT 9/14/57	Trustee	Trustee of the Trust since 1998; of the Portfolios since 2001	Paul Hastings Professor of Corporate and Securities Law, University of California at Los Angeles School of Law.	^175	None

RALPH F. VERNI 1/26/43	Chairman of the Board and Trustee	Since 2005	Consultant and private investor.	^175	None

(1) Includes both master and feeder funds in a master-feeder structure.

Name and Date of Birth	Position(s) with the Trust/Portfolio	Term and Office and Length of Service	Principal Occupation(s) During Past Five Years
WILLIAM O. BELL, IV 7/26/73	Vice President of SMID-Cap Portfolio	Since 2004	Vice President of Atlanta ^Capital Management Company, L.L.C. Officer of 2 registered investment companies managed by Eaton Vance or BMR.
^
RICHARD B. ENGLAND 10/9/58	Vice President of Large-Cap Portfolio	Since 2007	Managing Director - Equities. Previously, Senior Portfolio Manager, Putnam Investments (1992 - 2004). Officer of 1 registered investment company managed by Eaton Vance or BMR.

WILLIAM R. HACKNEY, III 4/12/48	Vice President of the Portfolios	Since 2001	Managing Partner and member of the Executive Committee of Atlanta ^Capital Management Company, L.L.C. Officer of ^2 registered investment companies managed by Eaton Vance or BMR.

W. MATTHEW HEREFORD 6/21/72	Vice President of SMID-Cap Portfolio	Since 2004	Vice President of Atlanta ^Capital Management Company, L.L.C. Previously, Portfolio Manager with INVESCO (1998-2002). Officer of 1 registered investment company managed by Eaton Vance or BMR.

MARILYN ROBINSON IRVIN 6/17/58	Vice President of Large-Cap Portfolio	Since 2001	Senior Vice President and Principal of Atlanta ^Capital Management Company, L.L.C. Officer of 2 registered investment companies managed by Eaton Vance or BMR.
^
PAUL J. MARSHALL 5/2/65	Vice President of Large-Cap Portfolio	Since 2003	Vice President of Atlanta ^Capital Management Company L.L.C. Officer of 1 registered investment company managed by Eaton Vance or BMR.

CHARLES B. REED 10/9/65	Vice President of SMID-Cap Portfolio	Since 2001	Managing Director of Atlanta ^Capital Management Company L.L.C. Officer of 1 registered investment company managed by Eaton Vance or BMR.
^
DUNCAN W. RICHARDSON 10/26/57	President of the Portfolios	Since 2007	Executive Vice President and Chief Equity Investment Officer of EVC, Eaton Vance and BMR. Officer of 79 registered investment companies managed by Eaton Vance or BMR.

BARBARA E. CAMPBELL 6/19/57	Treasurer	Treasurer of the Trust since 2005; of the Portfolios, since 2008*	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies managed by Eaton Vance or BMR.

^
MAUREEN A. GEMMA 5/24/60	Secretary	Since 2007	Deputy Chief Legal Officer of EVC, Eaton Vance and BMR and Vice President of Eaton Vance and BMR. Officer of 175 registered investment companies managed by Eaton Vance or BMR.

PAUL M. O’NEIL 7/11/53	Chief Compliance Officer	^Since 2004	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies managed by Eaton Vance or BMR.

JOHN A. PELLETIER 6/24/64	Chief Legal Officer	Since 2007	Vice President and Chief Legal Officer of BMR, Eaton Vance, EVD, EV and EVC. Previously, Chief
Operating Officer and Executive Vice President (2004-2007) and General Counsel (1997-2004)
of Natixis Global Associates. Officer of 175 registered investment companies managed by Eaton
Vance or BMR.

*Prior to ^2008, ^Ms. ^Cambell served as Assistant Treasurer ^(2001^-2007) of the ^Portfolios.

The Board of Trustees of the Trust and the Portfolios have several standing Committees, including the Governance Committee, the Audit Committee and the Special Committee. The Governance, the Audit and the Special Committees are each comprised of only noninterested Trustees.

Mmes. Stout (Chair) and Steiger and Messrs. Esty, Freedman, Park, Pearlman and Reamer are members of the Governance Committee of the Board of Trustees of the Trust and the Portfolios. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended^ September 30, 2007, the Governance Committee convened ^seven times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Reamer (Chair), Park, Verni and Mmes. Steiger and Stout are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolios. The Board of Trustees has designated Messrs. ^Park ^and Reamer, each a noninterested Trustee, as audit committee financial experts. The Audit Committee’s purposes are to (i) oversee each Fund and Portfolio’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund and Portfolio’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund and Portfolio’s compliance with legal and regulatory requirements that relate to each Fund and Portfolio’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of Rule 306 of Regulation S-K for inclusion in the proxy statement of a Fund. During the fiscal year ended ^September 30, 2007, the Audit Committee convened ^five times.

Messrs. ^Verni (Chair), Esty, Freedman, Park, Pearlman and Reamer are currently members of the Special Committee of the Board of Trustees of the Trust and the Portfolios. The purposes of the Special Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Funds and Portfolios, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds, Portfolios or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the Audit Committee or the Governance Committee. During the fiscal year ended ^September 30, 2007, the Special Committee convened ^twelve times.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, ^2007. Interests in a Portfolio cannot be purchased by a Trustee.^

Dollar Range of Equity Securities Owned by
	Benjamin C. Esty(2)	Thomas E. Faust Jr.(1)	Allen R. Freedman(2)	William H. Park(2)	Ronald A. Pearlman(2)	Norman H. Reamer(2)	Heidi L. Steiger(2)	Lynn A. Stout(2)	Ralph F. Verni(2)
Fund Name
Large-Cap Growth Fund	None	None	None	None	None	None	None	None	None
SMID-Cap Growth Fund	None	None	None	None	None	None	None	None	None
Aggregate Dollar Range of Equity Securities Owned in all Registered Funds Overseen by Trustee in the Eaton Vance Family of Funds

	over	over	over	over	over	over	$50,001-	over	over
	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000(3)	$100,000^

(1)	Interested Trustee.

(2)	Noninterested Trustees.

(3)	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

As of December 31, ^2007, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, ^2006 and December 31, ^2007, no noninterested Trustee (or their immediate family members) had:

1.	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

2.	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

3.	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, ^2006 and December 31, ^2007, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or each Portfolio or any of their immediate family members served as an officer.

Trustees of each Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by a Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on a Portfolio’s assets, liabilities, and net income per share, and will not obligate a Portfolio to retain the services of any Trustee or obligate a Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolios have a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and the Portfolios are paid by the Funds (and other series of the Trust) and the Portfolios, respectively. (A Trustee of the Trust and the Portfolios who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolios.) During the fiscal year ended ^September 30, 2007, the Trustees of the Trust and the Portfolios earned the following compensation in their capacities as Trustees from the Trust and the Portfolios. For the year ended December 31, ^2007, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

Source of Compensation	Benjamin C. Esty	Allen R. Freedman	William H. Park	Ronald A. Pearlman	Norton H. Reamer	Heidi L. Steiger	Lynn A. Stout	Ralph F. Verni
Trust(2)	$^33,268	$ 16,863	$^34,240	$^27,237	$^37,193	$ 16,097	$^34,605	$^38,461
Large-Cap Portfolio	^224	117	^214(3)	^190	^225	121	^253(4)	^251(5)
SMID-Cap Portfolio	^119	117	^113(3)	^117	^122	121	^136(4)	^143(5)
Trust and Fund Complex(1)	$^200,000	$150,000	$^200,000(6)	$^166,667	$^217,500	$150,000	$^217,500(7)	$^257,500(8)

(1)	As of February 1, 2008, the Eaton Vance fund complex consists of 175 registered investment companies or series thereof. Samuel L. Hayes, III retired as a Trustee on July 1, 2007. For the fiscal year ended September 30, 2007, Mr. Hayes received Trustees fees of $2,339 from the Trust, $252 from Large-Cap Portfolio and $96 from SMID-Cap Portfolio. For the calendar year ended Decemeber 31, 2007, he received $157,500 from the Trust and Fund Complex.

(2)	The Trust consisted of 8 Funds as of September 30, ^2007.

(3)	Includes deferred compensation as follows: Large-Cap Portfolio – $^104 and SMID-Cap Portfolio – $^55.

(4)	Includes deferred compensation as follows: Large-Cap Portfolio – $^65 and SMID-Cap Portfolio – $^34.

(5)	Includes deferred compensation as follows: Large-Cap Portfolio – $^152 and SMID-Cap Portfolio – $^87.

(6)	Includes $^80,^000 of deferred compensation.

(7)	Includes $45,000 of deferred compensation.

(8)	Includes $^128,^750 of deferred compensation.

Organization

Each Fund is a series of the Trust, which was established under Massachusetts law on May 25, 1989 (prior to that date it was a Maryland corporation organized on October 15, 1963), and is operated as an open-end management investment company. On January 1, ^2007, Small-Cap Fund changed its name from “Eaton Vance-Atlanta Capital Small-Cap Fund” to Eaton Vance-Atlanta Capital SMID-Cap Fund”. On ^November 19, 2003^, Large-Cap Growth Fund changed its name from “Atlanta Capital Large-Cap Growth Fund” to “Eaton Vance-Atlanta Capital Large-Cap Growth Fund” and Small-Cap Fund changed its name from “Atlanta Capital Small-Cap Fund” to “Eaton Vance-Atlanta Capital Small-Cap Fund”.

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Each Portfolio was organized as a trust under the laws of the state of New York on December 10, 2001 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio’s Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio’s Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

A Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from the Portfolio without shareholder approval at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund and its shareholders to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund’s assets in accordance with its investment objective. A Fund’s investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

Proxy Voting Policy. The Boards of Trustees of the Trust and Portfolios have adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment sub-adviser and adopted the proxy voting policies and procedures of the investment sub-adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review each Fund’s and Portfolio’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and investment sub-adviser Policies, see Appendix D and Appendix E, respectively. Information on how each Fund and Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Pursuant to Investment Advisory Agreements with each of ^the Portfolios, BMR acts as the investment adviser for the ^Portfolios. Pursuant to Investment Sub-Advisory Agreements with Atlanta Capital Management, LLC (“Atlanta Capital”), BMR has delegated investment management of ^the Portfolios to Atlanta Capital. Atlanta Capital is an indirect, majority-owned subsidiary of Eaton Vance. From time to time, BMR and Atlanta Capital are each referred to herein as an “investment adviser”. Atlanta Capital is sometimes referred to herein as “sub-adviser”.

Investment Advisory Services. The investment adviser and sub-adviser are responsible for managing the investments and affairs of ^Large-Cap Portfolio and SMID-Cap Portfolio and providing related office facilities and personnel subject to the supervision of the Trust’s and Portfolio’s Board of Trustees. The investment sub-adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by ^each Portfolio and what portion, if any, of the ^Portfolio’s assets will be held uninvested. Each Investment Advisory Agreement and Investment Sub-Advisory Agreement requires the investment adviser or sub-adviser, as the case may be, to pay the salaries and fees of all officers and Trustees of the Trust and the Portfolio who are members of the investment adviser’s or sub-adviser’s organization and all personnel of the investment adviser or sub-adviser performing services relating to research and investment activities.

For a description of the compensation that ^Large-Cap Portfolio and SMID-Cap Portfolio pay the investment adviser on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fees are computed as follows:^

Large-Cap Portfolio	Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%

SMID-Cap Portfolio*	Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.9375%
$1 billion but less than $2.5 billion	0.8750%
$2.5 billion but less than $5 billion	0.8125%
$5 billion and over	0.7500%

Pursuant to Investment Sub-Advisory Agreements, BMR pays the following to Atlanta Capital for providing sub-advisory services:^

Large-Cap Portfolio	Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
up to $500 million	0.4000%
$500 million but less than $1 billion	0.3875%
$1 billion but less than $2.5 billion	0.3750%
$2.5 billion and over	0.3625%

SMID-Cap Portfolio*	Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
up to $500 million	0.75000%
$500 million but less than $1 billion	0.71875%
$1 billion but less than $2.5 billion	0.68750%
$2.5 billion but less than $5 billion	0.65625%
$5 billion and over	0.62500%

^* The investment adviser and sub-adviser have agreed to waive a portion of their respective investment advisory and sub-advisory fees so that the monthly advisory fee will be equal to 0.80% annually on average daily net assets up to $500 million. Such reduction will continue until ^January 31, ^2009, at a minimum. For the fiscal year ended September 30, 2007, BMR waived $51,668 of its advisory fee, while Atlanta Capital waived $38,751 of its sub-advisory fee.

The following table sets forth the net assets of ^Large-Cap Portfolio and SMID-Cap Portfolio and the advisory fees ^for the three fiscal years ended ^September 30, 2007.^

Advisory Fee
	Net Assets at 9/30/^07	9/30/^07	9/30/^06	9/30/^05
Large-Cap Portfolio(1)	$^26,466,652	$^181,184	$^184,429	$^219,271
SMID-Cap Portfolio(2)	$^33,041,276	$^268,328	^221,385	^218,374

(1)	For the fiscal years ended September 30, ^2007, ^2006 and ^2005, BMR made a reduction of its advisory fee in the amount of $^2,^479, $1,^441 and $^1,107, respectively, equal to that portion of commissions paid to broker-dealers in execution of security transactions that is consideration for Third Party Research Services (as described in “Portfolio Securities Transactions” below).

(2)	For the fiscal years ended September 30, ^2007, ^2006 and ^2005, BMR made a reduction of its advisory fee in the amount of $1,^777, $^1,^352 and $^2,133, respectively, equal to that portion of commissions paid to broker-dealers in execution of security transactions that is consideration for Third Party Research Services (as described in “Portfolio Securities Transactions” below).

The following table sets forth the net assets of ^Large-Cap Portfolio and SMID-Cap Portfolio and the sub-advisory fees ^for the three fiscal years ended ^September 30, 2007.^

Sub-Advisory Fee
	Net Assets at 9/30/^07	9/30/^07	9/30/^06	9/30/^05
Large-Cap Portfolio(1)	$^26,466,652	$^111,498	^113,495	^134,935
SMID-Cap Portfolio(2)	$^33,041,276	$^162,432	^166,039	^163,857

(1)	For the fiscal years ended September 30, ^2007, ^2006 and ^2054, Atlanta Capital made a reduction of its sub-advisory fee in the amount of $^2,^479, $1,^441 and $^1,107, equal to that portion of commissions paid to broker-dealers in execution of security transactions that is consideration for Third Party Research Services (as described in “Portfolio Securities Transactions” below).

(2)	For the fiscal years ended September 30, ^2007, ^2006 and ^2005, Atlanta Capital made a reduction of its sub-advisory fee in the amount of $1,^777, $^1,^352 and $^2,003, equal to that portion of commissions paid to broker-dealers in execution of security transactions that is consideration for Third Party Research Services (as described in “Portfolio Securities Transactions” below).

Each Investment Advisory Agreement and Investment Sub-Advisory Agreement with an investment adviser or sub-adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio, cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio, or by vote of a majority of the outstanding voting securities of the Portfolio. ^The Agreements may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and ^each Agreement will terminate automatically in the event of its assignment. ^Each Agreement provides that the investment adviser or sub-adviser may render services to others. ^Each Agreement also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About Atlanta ^Capital. Atlanta Capital, an indirect majority-owned subsidiary of EVC, is an Atlanta, Georgia based equity and fixed income manager with a primary focus on separate account management for institutional clients. At December 31, ^2007, Atlanta Capital’s assets under management totalled approximately $^8.^8 billion. Atlanta Capital was founded in 1969 as a registered investment adviser. Atlanta Capital’s address is 1349 W. Peachtree Street, 2 Midtown Plaza, Suite 1600, Atlanta, GA 30309.

^
Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. Eaton Vance, Inc. (“EV”) serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance Corporation (“EVC”), a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Vincent M. O’Reilly, Dorothy E. Puhy and Winthrop H. Smith, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are ^Mr. ^Faust, Jeffrey P. Beale, Cynthia J. Clemson, ^Lisa Jones, Michael R. Mach, Robert B. MacIntosh, Thomas M. Metzold, Scott H. Page, John E. Pelletier, Duncan W. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, ^Payson F. Swaffield, Michael W. Weilheimer, Robert J. Whelan and ^Matthew J. ^Witkos (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. ^Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. ^The investment adviser and sub-adviser, principal underwriter, and each ^Fund and Portfolio ^have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance or Atlanta Capital, as the case may be, and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a Fund or Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Managers. The members of the portfolio management team of ^Large Cap-Growth Portfolio and SMID-Cap Portfolio are as follows: ^Large-Cap Portfolio: Mr. England, Mr. Hackney, Ms. Irvin and Mr. Marshall; and SMID-Cap Portfolio: Mr. Bell, ^ Mr. Hereford and Mr. Reed. Each member of the management team is referred to as a “portfolio manager”. Members of the management teams may manage other investment companies and/or investment accounts in addition to the ^Funds and Portfolios. The following tables show, as of ^ the Funds’ most recent fiscal year end, ^the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee*

William O. Bell, IV
Registered Investment Companies	^2	$^ 174.4	0	$ 0
Other Pooled Investment Vehicles	^3	$ ^84.8	0	$ 0
Other Accounts	^3,493	$^1,609.0	0	$ 0
Richard B. England
Registered Investment Companies	4	$1,602.8	0	$ 0
Other Pooled Investment Vehicles	1	$ 27.7	0	$ 0
Other Accounts	841	$3,188.6	^2	$^246.8
William R. Hackney, III
Registered Investment Companies	^4	$^1,602.8	0	$ 0
Other Pooled Investment Vehicles	^1	$ ^27.7	0	$ 0
Other Accounts	^841	$^3,188.6	^2	$^246.8
W. Matthew Hereford
Registered Investment Companies	^1	$ ^29.3	0	$ 0
Other Pooled Investment Vehicles	^3	$ ^84.8	0	$ 0
Other Accounts	^3,493	$^1,609.0	0	$ 0
Marilyn Robinson Irvin
Registered Investment Companies	^5	$^1,747.8	0	$ 0
Other Pooled Investment Vehicles	^1	$ ^27.7	0	$ 0
Other Accounts	^842	$^2,604.8	^2	$^246.8
Paul J. Marshall
Registered Investment Companies	^2	$ ^224.9	0	$ 0
Other Pooled Investment Vehicles	^1	$ ^27.7	0	$ 0
Other Accounts	^696	$^3,130.8	^2	$^246.8
Charles B. Reed
Registered Investment Companies	^1	$ ^29.3	0	$ 0
Other Pooled Investment Vehicles	63	$ ^84.8	0	$ 0
Other Accounts	^3,493	$^1,609.0	0	$ 0
*In millions of dollars.

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The following table shows the dollar range of shares of a Fund beneficially owned by its portfolio managers as of ^a Fund’s most recent fiscal year ended September 30, ^2007 and in all Eaton Vance Funds as of December 31, ^2007. Interests in a Portfolio cannot be purchased by a portfolio manager.^

	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in all Registered Funds in the Eaton Vance Family of Funds

Fund Name and Portfolio Managers
Large-Cap Growth Fund
Richard B. England	$10,001 - $50,000	$50,001 - $100,000
William R. Hackney	$100,001 - $500,000	over $1,000,000
Marilyn Robinson Irvin	$10,001 - $50,000	$100,001 - $500,000
Paul J. Marshall	$100,001 - $500,000	$100,001 - $500,000
SMID-Cap Fund
William O. Bell, IV	$100,001 - $500,000	$100,001 - $500,000
W. Matthew Hereford	$100,001 - $500,000	$100,001 - $500,000
Charles B. Reed	$100,001 - $500,000	$100,001 - $500,000

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of ^a Portfolio’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the ^a Portfolio and other accounts he or she advises. In addition due to differences in the investment strategies or restrictions between ^a Portfolio and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to ^a Portfolio. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons.

^
Compensation ^Structure for Atlanta Capital. Compensation of Atlanta Capital portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock. Investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Atlanta Capital employees. Compensation of Atlanta Capital investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. Atlanta Capital compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts. Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team. Performance is normally based on periods ending on the June 30th preceding fiscal year end. The primary measures of management team performance are one-year, three-year, and five-year total return investment performance against product-specific benchmarks and peer groups. These factors are evaluated on an equal weighted basis. Fund performance is evaluated primarily against a peer group of funds as determined by Lipper, Inc. and/ or Morningstar, Inc. For managers responsible for multiple funds and accounts or serving on multiple portfolio management teams, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among the managed funds and accounts. The performance of accounts for which Atlanta Capital is paid a performance-based incentive fee is not considered separately or accorded disproportionate weightings in determining portfolio manager incentive compensation.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Atlanta Capital seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Atlanta Capital utilizes industry survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Atlanta Capital and its parent company. The size of the overall incentive compensation pool is determined each year by Atlanta Capital’s management team in consultation with EVC and depends primarily on Atlanta Capital’s profitability for the year. While the salaries of Atlanta Capital portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate substantially from year to year, based on changes in manager performance and other factors as described herein.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

Eaton Vance and Atlanta Capital have agreed to reimburse the Large-Cap Growth Fund’s ordinary operating expenses (exluding the investment adviser fee and the distribution and service fees) to the extent that they exceed 0.35% annually of the Fund’s average daily net asssets. This expense reimbursement will continue through January 31, 2009. Thereafter, the expense reimbursement may be changed or terminated at any time, subject to Trustee approval.

^For the fiscal years ended September 30, ^2007, ^2006 and ^2005, Eaton Vance was allocated $^14,^213, $^16,^957 and $^8,515 respectively, of the operating expenses of ^Large-Cap Growth Fund, and Atlanta Capital was allocated $^22,^741, $^27,130 and $^13,623, ^respectively, of the operating expenses of ^Large-Cap Growth Fund^.

Eaton Vance and Atlanta Capital have agreed to reimburse the SMID-Cap Fund’s ordinary operating expenses (exluding the investment adviser fee and the distribution and service fees) to the extent that they exceed 0.15% annually of the Fund’s average daily net asssets. This agreement may be changed or terminated after January 31, 2009, but is subject to Trustee approval if the reimbursement is reduced to the extent that the Fund’s ordinary operating expenses would exceed 0.35% annually of average daily net assets.

^For the fiscal years ended September 30, ^2007, ^2006 and ^2005, Eaton Vance was allocated $^18,^094, $12,^373 and $^12,^133, respectively, of the operating expenses of SMID-Cap Fund, and Atlanta Capital was allocated $54,281,$37,118 and $36,^399, respectively, of the operating expenses of SMID-Cap Fund. In addition, for fiscal year ended September 30, 2007, Eaton Vance and Atlanta Capital were allocated $^4,^623 and $^13,^868, respectively, of the operating expenses of SMID-Cap ^Portfolio.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of each Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to each Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from each Fund; and (4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund’s transfer agent from fees it receives from the Eaton Vance funds. Each Fund will pay a pro rata share of such fee. For the fiscal year ended September 30, 2007, the transfer agent accrued for or paid to Eaton Vance the following amounts for sub-transfer agency services performed on behalf of each Fund:

^

Large-Cap Growth Fund	SMID-Cap Fund
$^438	$^271

Expenses. Each Fund and Portfolio are responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), The Eaton Vance Building, 255 State Street, Boston, MA 02109, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares shares is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Class A shares shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class I shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months’ notice by either party and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is an indirect, wholly-owned subsidiary of EVC. ^Mr. Faust is a Director of EVD. EVD also serves as placement agent for the Portfolios.

Custodian. State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to ^Large-Cap Portfolio and SMID-Cap Portfolio^. State Street has custody of all cash and securities representing Large-Cap Growth Fund’s and SMID-Cap Fund’s interest in their respective Portfolios, has custody of each Portfolio’s assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with ^each Portfolio’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. State Street also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

Independent Registered Public Accounting Firm. ^Deloitte & Touche LLP, 200 Berkeley Street, Boston, ^MA 02116, is the independent registered public accounting firm of each ^Fund and Portfolio, providing audit ^services and assistance and consultation with respect to the preparation of filings with the SEC^,

Transfer Agent. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of each Portfolio is computed by State Street (as agent and custodian for each Portfolio) by subtracting the liabilities of the Fund or Portfolio, as the case may be, from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the “Exchange”) is open for trading (“Portfolio Business Day”) as of the close of regular trading on the Exchange (the “Portfolio Valuation Time”). The value of each investor’s interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor’s share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor’s percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio for the current Portfolio Business Day.

The Trustees of the Trust and each Portfolio have established the following procedures for the fair valuation of the Fund’s and each Portfolio’s assets under normal market conditions. Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ ^Global or Global Select Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not traded in the over-the-counter market, by an independent pricing service. Fixed income and debt securities, including listed securities for which price quotations are available and mortgage-backed securities (“MBS”), will normally be valued on the basis of valuations furnished by a pricing service. Certain seasoned MBS (which are MBS that include loans with a history of refinancing opportunities) within certain weighted average maturity and coupon ranges are valued by a matrix pricing system administered by the investment adviser. The matrix pricing system considers various factors relating to MBS and market transactions to determine market value. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. OTC options are valued at the mean between the bid and asked prices provided by dealers. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service.

Foreign securities and currencies held by a Portfolio are valued in U.S. dollars, as calculated by the custodian based on foreign currency exchange quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Investments held by the Portfolio for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and other information including, in the case of restricted securities, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. Shares of a Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the investment dealers responsible for selling Fund shares. The sales charge table in the prospectus is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below^. Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities which are withdrawn from its corresponding Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. A Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases at Net Asset Value. Class A and Class I shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, ^(4) to officers and employees of a Fund’s custodian and transfer agent, and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale. Any new or revised sales charge waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the prospectus^, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of ^a Fund’s custodian and transfer agent^. Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. ^Share purchases eligible for the ^right of ^accumulation are described under "^Sales Charges" ^in the ^prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Tax-Deferred Retirement Plans. Fund shares are available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution Plan

The Trust has in effect a compensation-type Distribution Plan (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons. The distribution and service fees payable under the Class A Plan shall not exceed

0.25% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid ^monthy in arrears. For the distribution and service fees paid by Class A shares, see Appendix A.

The Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. The Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of Class A shares of the Fund. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of Class A shares of the Fund and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plan was initially approved by the Trustees, including the Plan Trustees, on October 20, 2003. The Trustees of the Trust who are “interested” persons of the Trust have an indirect financial interest in the Plan because their employers (or affiliates thereof) receive distribution and/or service fees under the Plan or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A and Appendix B.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. A Fund’s performance may differ from that of other investors in the Portfolio, including other investment companies.

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Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund. Pursuant to the Policies, information about portfolio holdings of a Fund may not be disclosed to any party except as follows:

  Disclosure made in filings with the SEC and posted on the Eaton Vance website: In accordance with rules established by the SEC, each Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. Each Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. Each Fund’s complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q (which includes a list of the Portfolio’s holdings) are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330). Generally within five business days of filing with the SEC, each Fund’s portfolio holdings as reported in annual and semiannual reports and on Form N-Q also are available on Eaton Vance’s website at www.eatonvance.com and are available upon request at no cost by contacting Eaton Vance at 1-800-^262-1122.
  Disclosure of certain portfolio characteristics: Each Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of the most recent month end on the Eaton Vance website approximately ten business days after the month end. Such information is also available upon request by contacting Eaton Vance at 1-800-^262-^1122.
  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers (including the investment adviser, custodian, transfer agent, principal underwriter, etc^. described herein and in the prospectus) that have a legal or contractual duty to keep such information confidential; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. Such persons may include securities lending ^agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, credit rating agencies (such as Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), statistical ratings agencies (such as Morningstar, Inc.), analytical service providers engaged by the investment adviser (such as Advent, Bloomberg L.P., Evare, Factset and The Yield Book, Inc.), proxy evaluation ^vendors (such as Institutional Shareholder Servicing Inc.), pricing ^services (such as LSTA/LPC Mark-to-Market Pricing Service, WM Company Reuters Information Services, Pricing Direct, State Street Derivatives Pricing Service, FT Interactive Data Corp. and Standard & Poor’s Securities Evaluation Service, Inc.), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (such as Citibank, N.A.^), consultants and, for purposes of facilitating portfolio transactions, investment dealers and other intermediaries (such as national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter.
  Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.
  Historical portfolio holdings information: From time to time, each Fund may be requested to provide historic portfolio holdings information. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings are for a period that is no more recent than the date of the portfolio holdings posted to the Eaton Vance website; a Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Funds, the investment adviser, sub-adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Portfolio or Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If a Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ended September 30, 2007. Each Fund also seeks to avoid payment of federal excise tax. However, if a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts.

Because each of Large-Cap Growth Fund and SMID-Cap Fund invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. Each Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each of Large-Cap Growth Fund and SMID-Cap Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If a Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that a Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. However, such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

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A Portfolio’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in “passive foreign investment companies” (“PFICs”) could subject a Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a “qualified electing fund”.

If a Portfolio were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the ^Fund, and such amounts would be subject to the ^distribution requirements described above. In order to make this election, a Portfolio would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if a Portfolio were to make a mark-to-market election with respect to a PFIC, the Portfolio would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, a Portfolio would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. A Portfolio may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. ^As a result, a Fund ^may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

Each Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of a Portfolio will consist of securities issued by foreign corporations, a Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

For each Fund’s taxable years beginning on or before December 31, 2010, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gains. In order for some portion of the dividends allocated by the Portfolios to the Funds and received by a Fund shareholder to be qualified dividend income, the Portfolio must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Portfolio or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s shares. In any event, if the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss^.

A portion of distributions made by a Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”), are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). For taxable years beginning before January 1, 2008, a Fund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by a Fund.

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A distribution from a Fund to foreign shareholders who have held more than 5% of the Fund at any time during the one-year period ending on the date of distribution is treated as real property gain subject to 35% withholding tax and treated as income effectively connected to a U.S. trade or business with certain tax filing requirements applicable, if such distribution is attributable to a distribution of real property gain received by the Fund from a real estate investment trust and if 50% or more of the value of the Fund’s assets are invested in real estate investment trusts and other U.S. real property holding corporations.

If a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from a Fund could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of the Fund’s distributions will be attributable to gains from sale or exchange of U.S. real property interests.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the Internal Revenue Service (the “IRS”) as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

^Under Treasury regulations, if a shareholder ^realizes a loss ^on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases ^excepted from this reporting requirement, but under current guidance, shareholders of a ^RIC are not ^excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in a Fund.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by the investment adviser or sub-adviser of each Fund or Portfolio (each referred to herein as the "investment adviser"). each Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for a Portfolio. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer (“Third Party Research Services”). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The ratio of the commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services over the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the “Third Party Research Services Payment Ratio.”

Consistent with the foregoing practices, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and may receive them from third parties with which these broker-dealers have arrangements. Each Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities.

Research Services received by the investment adviser may ^include, but are not limited to, such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, certain proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, news and information services, certain pricing and quotation equipment and services, and certain research oriented computer ^software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

^Since May 1, 2004, when the investment adviser executes Portfolio securities transactions with a broker-dealer ^and the associated commission is consideration for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by each Portfolio by an amount equal to the commission payment associated with the transaction divided by the applicable Third Party Research Services Payment Ratio.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services (“Proprietary Research Services”). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by each Portfolio will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for each Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by each Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where each Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to each Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during the three fiscal years ended September 30, 2007, as well as the amount of Portfolio security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates, and the commissions paid in connection therewith. As described above, the investment adviser may consider the receipt of Research Services in selecting a broker-dealer firm, provided it does not compromise the investment adviser’s obligation to seek best overall execution.
^

Commissions Paid on Transactions Directed to Firms Providing Research
Amount of Transactions Directed to Firms Providing Research
Brokerage Commissions Paid for the Fiscal Year Ended

Fund/Portfolio	9/30/^07	9/30/^06	9/30/^05	9/30/^07	9/30/^07
Large-Cap Portfolio	$^25,572	$^30,035	$^34,707	$^20,182,879	$^19,390
SMID-Cap Portfolio	^51,292*	^18,529	^18,525	^44,561,169	^48,469

*The increase in brokerage commissions paid by the Portfolio during the most recent fiscal year is related to the change in investment style from small cap to small to mid-cap stocks.

As of September 30, 2007, each Portfolio held securities of its or its corresponding Fund’s “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act, as follows:

Fund and/or Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Value
Large-Cap Portfolio	Citigroup, Inc.	$326,690
	Merrill Lynch & Co., Inc.	$320,760
SMID-Cap Portfolio	----------	--------

FINANCIAL STATEMENTS

The audited financial statements of, and the reports of the independent registered public accounting firm for the Funds and Portfolios, appear in the Funds’ most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual reports accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information and the report of the independent registered public accounting firm for the Funds and the Portfolios listed below for the fiscal year ended September 30, ^2007, as previously filed electronically with the SEC:

^Eaton Vance-Atlanta Capital ^Large-Cap Growth Fund^ ^ ^Large-Cap ^Portfolio ^ Eaton Vance-Atlanta Capital SMID-Cap Fund

^ SMID-Cap ^Portfolio^ (Accession No. 0001104659-^07-^085289)

APPENDIX A

Class A Fees, Performance & Ownership

Sales Charges and Distribution and Service Fees. For the fiscal year ended ^September 30, 2007, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) total distribution and service fees paid by each Fund, and (6) distribution and service fees paid to investment dealers. Distribution and service fees that were not paid to investment dealers were retained by the principal underwriter.

					Total Distribution and Service Fees Paid	Distribution and Service Fees Paid to Investment Dealers
		Sales Charges to Principal Investment Dealers	Sales Charges to Principal Underwriter	CDSC Paid to Principal Underwriter
	Total Sales Charges Paid
Fund
Large-Cap Growth Fund	$^13,^076	$^11,^120	$^1,^956	$0	$^33,^002	$^30,^087
SMID-Cap Fund	^12.248	^10,^291	^1,957	0	^21,^573	^16,^138

For the fiscal years ended September 30, ^2006 and September 30, ^2005, the following total sales charges were paid on sales on Class A, of which the principal underwriter received the following amounts. The balance of such amounts were paid to investment dealers.

	September 30, 2006 Total Sales Charges Paid	September 30, 2006 Sales Charges to Principal Underwriter	September 30, 2005 Total Sales Charges Paid	September 30, 2005 Sales Charges to Principal Underwriter

Fund
Large-Cap Growth Fund	$^26,^855	$^22,^600	$^13,^074	$^1,991
SMID-Cap Fund	^6,^877	^6,036	^4,^635	^729

^
Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return prior to the date this Class was first offered reflects the total return of Class R shares (which are no longer offered), adjusted to reflect the Class A sales charge. The Class R total return has not been adjusted to reflect certain other expenses (such as distribution and service fees). If such adjustments were made, the Class A total return would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period^. Also, Return After Taxes on Distributions and ^Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^.

Large-Cap Growth Fund	Length of Period Ended ^September 30, 2007
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^17.79%	^12.53%	^5.48%
Before Taxes and Including Maximum Sales Charge	^11.03%	^11.19%	^4.33%
After Taxes on Distributions and Excluding Maximum Sales Charge	^16.75%	^12.22%	^5.22%
After Taxes on Distributions and Including Maximum Sales Charge	^10.05%	^10.89%	^4.07%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^12.74%	^10.91%	^4.68%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^8.28%	^9.72%	^3.67%
Class R commenced operations April 30, 2002. Class A commenced operations November 28, 2003.

SMID-Cap Fund	Length of Period Ended ^September 30, 2007
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^16.42%	^16.13%	^9.42%
Before Taxes and Including Maximum Sales Charge	^9.74%	^14.78%	^8.23%
After Taxes on Distributions and Excluding Maximum Sales Charge	^15.17%	^15.60%	^8.95%
After Taxes on Distributions and Including Maximum Sales Charge	^8.56%	^14.25%	^7.77%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^12.10%	^14.13%	^8.13%
After Taxes on Distributions and Redemption Including Maximum Sales Charge	^7.68%	^12.91%	^7.08%
Class R commenced operations April 30, 2002. Class A commenced operations November 28, 2003.

Control Persons and Principal Holders of Securities. At ^January 1, 2008, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Large-Cap Growth Fund	NFSC FEBO GBA Retirement Services Inc.* GBA Retirement Services Inc. TTEE	Atlanta, GA	^47.81%(1)

	NFSC FEBO GBA Capital Plans* GBA Retirement Services I TTEE	Atlanta, GA	^25.5%(1)

SMID-Cap Fund	Reliance Trust Co. Citistreet Retirement Trust	Somerset, NJ	^33.4%(1)
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^26.1%(1)
	NFSC FEBO GBA Retirement Services Inc.* GBA Retirement Services Inc. TTEE	Atlanta, GA	^15.0%(1)

	NFSC FEBO GBA Capital Plans GBA Retirement Services I TTEE	Atlanta, GA	^13.0%(1)

* Represents ownership of multiple different accounts each owning 5% or more of the outstanding shares of this Class.
(1) Ownership represents over 5% of the Fund.

Beneficial owners of 25% or more of this Class of a Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

APPENDIX B

Class I Fees, Performance & Ownership

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period^. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Large-Cap Growth Fund	Length of Period Ended ^September 30, 2007
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes	^18.09%	^12.74%	^5.67%
After Taxes	^16.95%	^12.39%	^5.37%
After Taxes on Distributions and Redemption	^13.03%	^11.10%	^4.83%
Class commenced operations April 30, 2002.

SMID-Cap Fund	Length of Period Ended ^September 30, 2007
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes	^16.69	^16.37%	^9.62%
After Taxes	^15.49%	^15.85%	^9.18%
After Taxes on Distributions and Redemption	^12.22%	^14.35%	^8.32%
Class commenced operations April 30, 2002.

Control Persons and Principal Holders of Securities. At ^January 1, 2008, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

^
Large-Cap Growth Fund	Eaton Vance Master Trust for Retirement Plans*	Charlotte, NC	^60.1%(1)
	^Patterson & Co. FBO Omnibus Rein/Rein	Charlotte, NC	^12.3%(2)
	PFPC Trust Co. Custodian for Charles A. Knowles	Griffin, GA	^6.1%
SMID-Cap Fund	Eaton Vance Master Trust for Retirement Plans*	Charlotte, NC	^58.6%(1)
	SEI Private Trust	Oaks, PA	^11.9%(2)
	^Patterson & Co. FBO Omnibus C/C/C	Charlotte, NC	^6.3%

* Represents ownership of multiple different accounts each owning 5% or more of the outstanding shares of this Class.
(1) Ownership represents over 25% of the Fund.
(2) Ownership represents over 5% of the Fund.

Beneficial owners of 25% or more of this Class of a Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

The Eaton Vance Management Master Trust for Retirement Plans is the retirement and profit sharing plans sponsored by Eaton Vance and certain of its affiliated entities.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

APPENDIX C

^ EQUITY RANKINGS

Value Line’s Financial Strength Ranking

A company’s Financial Strength is the estimated financial strength of a company relative to all others followed in the Value Line Composite Index. It is derived by Value Line’s Analysts after taking into consideration five main factors in varying weights; Earnings Coverage, Debt to Equity, Market Capitalization, Quick Ratio, and Fixed Charge Coverage. The Value Line analysis focuses on net income, cash flow, the amount of debt outstanding, and the outlook for profits. Other factors also enter into the equation.

Standard and Poor’s Quality Ranking System

Standard and Poor’s Quality Ranking System captures the growth and stability of a company’s earnings and dividends history in a single symbol. In assessing Quality Rankings, Standard and Poor’s recognized that earnings and dividend performance is the end result of the interplay of various factors such as products and industry position, corporate resources, and financial policy. Standard and Poor’s Quality Ranking System rankings are generated by a computerized ranking system based on per-share earnings and dividend records of the most recent 10 years. Basic scores are computed for earnings and dividends, and then adjusted as indicated by a set of predetermined modifiers for change in the rate of growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final ranking.

APPENDIX D

EATON VANCE FUNDS PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflicts of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or a committee or sub-committee of such Board concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee or sub-committee of the Board, of the material conflict, the Board(s), committee or sub-committee, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee or sub-committee at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

APPENDIX E

ATLANTA CAPITAL MANAGEMENT COMPANY, LLC PROXY VOTING POLICIES

I. Introduction

Atlanta Capital Management Company, LLC (“ACM”) has adopted and implemented policies (and the procedures into which they are incorporated) that ACM believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. ACM’s authority to vote the proxies of its clients is established by their advisory contracts or similar documentation. These proxy policies (and the procedures into which they are incorporated) reflect the Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994).

II. Overview

ACM manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, ACM seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). ACM is adopting the formal written guidelines described in detail below and will utilize such guidelines in voting proxies on behalf of its clients. These guidelines are designed to promote accountability of a company’s management and Board of Directors to its shareholders and to align the interests of management with those of shareholders.

In seeking to ensure a level of consistency and rationality in the proxy voting process, the guidelines contained in these policies are designed to address the manner in which certain matters that arise regularly in proxies will generally be voted. However, ACM takes the view that these guidelines should not be used as mechanical instructions for the exercise of this important shareholder right. Except in the instance of routine matters related to corporate administrative matters which are not expected to have a significant economic impact on the company or its shareholders (on which ACM will routinely vote with management), ACM will review each matter on a case-by-case basis and reserve the right to deviate from these guidelines when it believes the situation warrants such a deviation. In addition, no set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to review and vote proxies on behalf of ACM’s clients) may seek insight from ACM’s analysts, portfolio managers and/or Executive Committee on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly. The guidelines are just that: guidelines, rather than hard and fast rules, simply because corporate governance issues are so varied.

III. Institutional Shareholder Services

In order to facilitate this proxy voting process, ACM has retained Institutional Shareholder Services (“ISS”) to assist the firm with in-depth proxy research, vote execution, and the recordkeeping necessary for the appropriate management of a client account. ISS is an advisor that specializes in providing a variety of fiduciary-level services related to proxy voting. In addition to analyses, ISS delivers to ACM voting reports that reflect voting activities for ACM’s clients, enabling the clients to monitor voting activities performed by ACM.

IV. Proxy Edge (Automatic Date Processing)

In addition ACM has retained ProxyEdge (“ADP”) to assist the firm with vote execution, and the record keeping necessary for the appropriate management of a client account. ProxyEdge is an advisor that specializes in providing a variety of fiduciary-level services related to proxy voting. ProxyEdge delivers to ACM voting reports that reflect voting activities for ACM’s clients, enabling the clients to monitor voting activities performed by ACM.

V. Proxy Voting Guidelines

The following guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, ACM will utilize these guidelines when voting proxies on behalf of its clients.

A. Election of Board of Directors

ACM believes that a Board of Directors should primarily be independent, not have significant ties to management and consist of members who are all elected annually. In addition, ACM believes that important Board committees (e.g., audit, nominating and compensation committees) should be entirely independent. In general,

  ACM will support the election of directors that result in a Board made up of a majority of independent directors.
  ACM will support the election of independent directors to serve on the audit, compensation, and/or nominating committees of a Board of Directors.
  ACM will hold all directors accountable for the actions of the Board’s committees. For example, ACM will consider withholding votes for nominees who have recently approved compensation arrangements that ACM deems excessive or proposed equity-based compensation plans that unduly dilute the ownership interests of shareholders.
  ACM will support efforts to declassify existing Boards, and will vote against efforts by companies to adopt classified Board structures.
  ACM will vote against proposals for cumulative voting, confidential stockholder voting and the granting of pre- emptive rights.

B. Approval of Independent Auditors

ACM believes that the relationship between the company and its auditors should be limited primarily to the audit engagement and closely allied audit-related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee. ACM will also consider the reputation of the auditor and any problems that may have arisen in the auditor’s performance of services.

C. Executive Compensation

ACM believes that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of management, employees, and directors. However, ACM is opposed to plans that substantially dilute shareholders’ ownership interests in the company or have objectionable structural features.

  ACM will generally vote against plans where total potential dilution (including all equity-based plans) seems likely to exceed 15% of shares outstanding over ten years and extends longer than ten years.
  ACM will generally vote against plans if annual option grants exceed 2% of shares outstanding.

These total and annual dilution thresholds are guidelines, not ceilings, and when assessing a plan’s impact on client shareholdings ACM considers other factors such as specific industry practices, company and stock performance and management credibility. The Proxy Administrator may consult with the relevant analyst(s) or portfolio manager(s) or, if appropriate, members of senior management, to determine when or if it may be appropriate to exceed these guidelines.

  ACM will typically vote against plans that have any of the following structural features:
  •  Ability to re-price underwater options without shareholder approval.
  •  The unrestricted ability to issue options with an exercise price below the stock’s current market price.
  •  Automatic share replenishment (“evergreen”) feature.
  ACM is supportive of measures intended to increase long-term stock ownership by executives. These may include: Requiring senior executives to hold a minimum amount of stock in the company (frequently expressed as a certain multiple of the executive’s salary).
  •  Requiring senior executives to hold a minimum amount of stock in the company (frequently expressed as a certain multiple of the executive’s salary).
  •  Using restricted stock grants instead of options.
  •  Utilizing phased vesting periods or vesting tied to company specific milestones or stock performance.
  •  ACM will generally support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

In assessing a company’s executive compensation plan, ACM will weigh all components of the plan. For example, the grant of stock options to executives of a company in a particular year may appear excessive if that grant goes above

2% of the shares outstanding of the company. However, such grants may be appropriate if the senior management of the company has accepted significantly reduced cash compensation for the year in lieu of receiving a greater number of options.

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, ACM opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. In general,

  Because a classified board structure prevents shareholders from electing a full slate of directors annually, ACM will typically vote against proposals to create classified boards and vote in favor of shareholder proposals to declassify a board.
  ACM will vote for proposals to subject shareholder rights plans (“poison pills”) to a shareholder vote.
  ACM will vote for shareholder proposals that seek to eliminate supermajority voting requirements and oppose proposals seeking to implement supermajority voting requirements.
  ACM will generally vote against proposals to authorize preferred stock whose voting, conversion, dividend and other rights are determined at the discretion of the Board of Directors when the stock is issued when used as an anti-takeover device. However, such “blank check” preferred stock may be issued for legitimate financing needs and ACM can vote for proposals to issue such preferred stock in those circumstances.
  ACM will vote for proposals to lower barriers to shareholder action (for example, limiting rights to call special meetings or act by written consent).
  ACM will vote against proposals for a separate class of stock with disparate voting rights.
  ACM will consider on a case-by-case basis board-approved proposals regarding changes to a company’s capitalization, however ACM will generally vote in favor of proposals authorizing the issuance of additional common stock (except in the case of a merger, restructuring or other significant corporate event which will be handled on a case-by-case basis).

E. State of Incorporation/Offshore Presence

Under ordinary circumstances, ACM will not interfere with a choice to reincorporate or reorganize a company in a different jurisdiction, provided that management’s decision has been approved by a Board of Directors. ACM recognizes that there may be benefits to reincorporation (such as tax benefits and more developed business laws in the jurisdiction of reincorporation). Each proposal to reincorporate in offshore tax havens will be reviewed on a case-by case basis to determine whether such actions are in the best interests of the shareholders of the company including ACM’s clients.

F. Environmental/Social Policy Issues

ACM believes that “ordinary business matters” are primarily the responsibility of management and should be approved solely by the company’s Board of Directors. ACM recognizes that certain social and environmental issues raised in shareholder proposals are the subjects of vigorous public debate and many are the subject of legal statutes or regulation by federal and/or state agencies. ACM generally supports management on these types of proposals, though exceptions may be made in certain instances where ACM believes a proposal has substantial economic implications. ACM expects that the companies in which clients’ assets are invested will act as responsible corporate citizens.

G. Circumstances Under Which ACM Will Abstain From Voting

ACM will seek to vote all proxies for clients who have delegated the responsibility to vote such proxies to ACM. Under certain circumstances, the costs to clients associated with voting such proxies would far outweigh the benefit derived from exercising the right to vote. In those circumstances, ACM will make a case-by-case determination on whether or not to vote such proxies. In the case of countries that require so-called “share blocking,” ACM may also abstain from voting. ACM will not seek to vote proxies on behalf of its clients unless it has agreed to take on that responsibility on behalf of a client. Finally, ACM may be required to abstain from voting on a particular proxy in a situation where a conflict exists between ACM and its client. The policy for resolution of such conflicts is described below in Section VII.

VI. Recordkeeping

ACM will maintain records relating to the proxies voted on behalf of its clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of ACM’s proxy voting policies and procedures;

  Proxy statements received regarding client securities (if such proxies are available on the SEC’s EDGAR system or a third party undertakes to promptly provide a copy of such documents to ACM, ACM does not need to retain a separate copy of the proxy statement);
  A record of each vote cast;
  A copy of any document created by ACM that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and ACM’s written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of ACM for two years after they are created.

VII. Identification and Resolution of Conflicts with Clients

As fiduciary to its clients, ACM puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of ACM are able to identify potential conflicts of interest, ACM will take the following steps:

  Quarterly, the Compliance Officer will seek information from the supervisor of each functional unit of ACM (marketing, operations, etc.) Each supervisor will be asked to provide a list of significant clients or prospective clients of ACM. For example, a supervisor would report the fact that ACM was in discussions with a corporate client considering management of the corporation’s pension plan assets.
  The Compliance Officer will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.
  The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he expects to receive or has received proxy statements (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Compliance Officer and members of senior management of ACM.

The Compliance Officer and designated members of senior management will then determine if a conflict of interest exists between ACM and its client. If they determine that a conflict exists, they will take the following steps to seek to resolve such conflict prior to voting any proxies relating to these Conflicted Companies.

  If the Proxy Administrator expects to vote the proxy of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies (the “Policies”), he will (i) inform the Compliance Officer and designated members of senior management of that fact, (ii) vote the proxies and (iii) record the existence of the conflict and the resolution of the matter.
  If the Proxy Administrator intends to vote in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material economic impact on the client(s) involved, the Proxy Administrator will seek instruction on how the proxy should be voted from:

       •  The client, in the case of an individual or corporate client;
       •  The Board of Directors, or any committee thereof identified by the Board, in the case of a Fund; or
       •  The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

ACM will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client or Board of Directors, as the case may be, fails to instruct the Proxy Administrator on how to vote the proxy, the Proxy Administrator will generally abstain from voting in order to avoid the appearance of impropriety. If however, the failure of ACM to vote its clients’ proxies would have a material adverse economic impact on ACM’s clients’ securities holdings in the Conflicted Company, ACM may vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

^

PART C - OTHER INFORMATION

Item 23.		Exhibits (with inapplicable items omitted)

(a)	(1)	Declaration of Trust dated May 25, 1989, filed as Exhibit (1)(a) to Post-Effective Amendment
No. 59 filed August 16, 1995 (Accession No. 0000950156-95-000600) and incorporated herein by reference.

	(2)	Amendment to the Declaration of Trust dated August 18, 1992 filed as Exhibit (1)(b) to Post-
Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

	(3)	Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(c) to Post-
Effective Amendment No. 68 filed August 25, 1997 (Accession No. 0000950156-97-000646)
and incorporated herein by reference.

	(4)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value, as amended effective August 1, 2007 filed December 20, 2007
(Accession No. 0000940394-07-002090) and incorporated herein by reference.

(b)	(1)	By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

	(2)	Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective
Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

	(3)	Amendment to By-Laws of Eaton Vance Growth Trust dated June 18, 2002 filed as Exhibit
(b)(3) to Post-Effective Amendment No. 79 filed December 23, 2002 (Accession No.
0000940394-02-000745) and incorporated herein by reference.

	(4)	Amendment to By-Laws of Eaton Vance Growth Trust dated February 7, 2005 filed as Exhibit
(b)(4) to Post-Effective Amendment No. 89 filed March 2, 2005 (Accession No. 0000940394-
05-000248) and incorporated herein by reference.

	(5)	Amendment to By-Laws of Eaton Vance Growth Trust dated December 11, 2006 filed as
Exhibit (b)(5) to Post-Effective Amendment No. 97 filed December 21, 2006 (Accession No.
0000940394-06-001172) and incorporated herein by reference.

(c)		Reference is made to Item 23(a) and 23(b) above.

(d)	(1)	Investment Advisory Agreement with Boston Management and Research for Atlanta Capital
Intermediate Bond Fund dated December 10, 2001 filed as Exhibit (d)(1) to Post-Effective
Amendment No. 78 filed December 21, 2001 (Accession No. 0000940394-01-500575) and
incorporated herein by reference.

	(2)	Investment Sub-Advisory Agreement between Boston Management and Research and Atlanta
Capital Management Company, LLC for Atlanta Capital Intermediate Bond Fund dated
December 10, 2001 filed as Exhibit (d)(2) to Post-Effective Amendment No. 78 filed
December 21, 2001 and incorporated herein by reference.

                                                                               C-1

(e)	(1)	(a)	Amended and Restated Distribution Agreement between Eaton Vance Growth Trust and Eaton
Vance Distributors, Inc. effective December 10, 2001 with attached Schedule A dated
December 10, 2001 filed as Exhibit (e)(1) to Post-Effective Amendment No. 77 filed
December 20, 2001 (Accession No. 0000940394-01-500566) and incorporated herein by reference.

		(b)	Amended Schedule A dated October 20, 2003 to Amended and Restated Distribution
Agreement effective December 10, 2001 filed as Exhibit (e)(1)(a) to Post-Effective
Amendment No. 83 filed October 20, 2003 and incorporated herein by reference.

	(2)		Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers
filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 filed to the Registration Statement of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545) filed April 26, 2007
(Accession No. 0000940394-07-000430) and incorporated herein by reference.

(f)			The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November
1, 1994).

(g)	(1)		Custodian Agreement with Investors Bank & Trust Company dated November 7, 1994 filed as
Exhibit (8) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

	(2)		Amendment to Custodian Agreement with Investors Bank & Trust Company dated October
23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 61 filed December 28, 1995 and incorporated herein by reference.

	(3)		Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated
December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance
Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed
January 25, 1999 and incorporated herein by reference.

	(4)		Extension Agreement dated August 31, 2005 to Master Custodian Agreement with Investors
Bank & Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-Managed Global Buy-
Write Opportunities Fund N-2, Pre-Effective Amendment No. 2 (File Nos. 333-123961, 811-
21745) filed September 26, 2005 (Accession No. 0000950135-05-005528) and incorporated herein by reference.

	(5)		Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808,
Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(h)	(1)	(a)	Management Contract between Eaton Vance Growth Trust (on behalf of Eaton Vance Asian
Small Companies Fund, Eaton Vance Information Age Fund, Eaton Vance Greater China
Growth Fund and Eaton Vance Worldwide Health Sciences Fund) and Eaton Vance
Management dated June 23, 1997 filed as Exhibit (5)(a) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

                                                                                   C-2

		(b)	Fee Reduction Agreement between Eaton Vance Growth Trust and Eaton Vance Global
Growth Fund dated July 28, 2006 to Management Contract dated June 23, 1997 filed as
Exhibit (h)(1)(b) to Post-Effective Amendment No. 95 filed October 30, 2006 (Accession No.
0000940394-06-000845) and incorporated herein by reference.

	(2)	(a)	Amended and Restated Administrative Services Agreement between Eaton Vance Growth
Trust (on behalf of certain of its series) and Eaton Vance Management dated December 10,
2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (h)(2)(a) to Post-
Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

		(b)	Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of certain of its series) and Eaton Vance Management effective December 10, 2001 with attached
Schedule A dated December 10, 2001 filed as Exhibit (h)(2)(b) to Post-Effective Amendment
No. 78 filed December 21, 2001 and incorporated herein by reference.

	(3)		Transfer Agency Agreement dated August 1, 2005 filed as Exhibit (h)(3) to Post-Effective
Amendment No. 109 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946 and 811-4015)
filed August 25, 2005 (Accession No. 0000940394-05-000983) and incorporated herein by reference.

	(4)		Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC Inc. and
Eaton Vance Management filed as Exhibit (h)(3) to Post-Effective Amendment No. 109 of
Eaton Vance Mutual Funds Trust (File Nos. 02-90946 and 811-4015) filed August 25, 2005
(Accession No. 0000940394-05-000983) and incorporated herein by reference.

	(5)	(a)	Expense Waivers/Reimbursements Agreement between Eaton Vance Management and Eaton
Vance Growth Trust, Eaton Vance Mutual Funds Trust and Eaton Vance Special Investment
Trust (on behalf of certain of their series) dated October 16, 2007 filed as Exhibit (h)(5) to Post
Effective Amendment No. 131 of Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed
November 26, 2007 and incoporated herein by reference.

		(b)	Amended Schedule A effective February 1, 2008 to the Expense Waivers/Reimbursements
Agreement between Eaton Vance Management and Eaton Vance Growth Trust, Eaton Vance
Mutual Funds Trust and Eaton Vance Special Investment Trust (on behalf of certain of their series) dated October 16, 2007 filed herewith.

(i)	(1)		Opinion of Internal Counsel dated December 20, 2007 filed as Exhibit (i) to Post-Effective
Amendment No. 99 filed December 20, 2007 (Accession No. 0000940394-07-002090) and
incorporated herein by reference.

	(2)		Consent of Internal Counsel dated January 24, 2008 filed herewith.

(j)	(1)		Consent of Independent Registered Public Accounting Firm for Eaton Vance-Atlanta Capital
Large-Cap Growth Fund filed herewith.

	(2)		Consent of Independent Registered Public Accounting Firm for Eaton Vance-Atlanta Capital
SMID-Cap Fund filed herewith.

(m) (1)			Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 and Amended
April 24, 2006 with attached Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment
No. 95 filed October 30, 2006 (accession No. 0000940394-06-000845) and incorporated herein by reference.

                                                                            C-3

	(2)		Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No.
68 and incorporated herein by reference.

	(3)		Eaton Vance Growth Trust Class B Distribution Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No.
68 filed August 25, 1997 and incorporated herein by reference.

	(4)	(a)	Eaton Vance Growth Trust Class C Distribution Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(d) to Post-Effective Amendment No.
68 filed August 25, 1997 and incorporated herein by reference.

		(b)	Amended Schedule A to Eaton Vance Growth Trust Class C Distribution Plan effective
January 1, 1998 filed as Exhibit (m)(4)(b) to Post-Effective Amendment No. 86 filed
December 23, 2003 (Accession No. 0000940394-03-001267) and incorporated herein by reference.

	(5)		Eaton Vance Growth Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedule A filed as Exhibit (m)(5) to Post-Effective Amendment No. 76 filed January
22, 2001 (Accession No. 0000940394-01-500025) and incorporated herein by reference.

	(6)	(a)	Eaton Vance Growth Trust Class R Distribution Plan adopted December 10, 2001 with attached Schedule A filed as Exhibit (m)(6) to Post-Effective Amendment No. 78 filed
December 21, 2001 and incorporated herein by reference.

		(b)	Amended Schedule A adopted June 16, 2003 to Eaton Vance Growth Trust Class R
Distribution Plan adopted December 10, 2001 filed as Exhibit (6)(b) to Post-Effective
Amendment No. 81 filed July 9, 2003 (Accession No. 0000940394-03-000486) and incorporated herein by reference.

(n)	(1)		Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance Mutual Funds Trust (File
Nos. 2-90946 and 811-4015) filed August 10, 2007 (Accession No. 0000940394-07-000956)
and incorporated herein by reference.

	(2)		Schedules A, B and C effective December 10, 2007 to Amended and Restated Multiple Class
Plan for Eaton Vance Funds dated August 6, 2007 filed as Exhibit (n)(2), (n)(3) and (n)(4) to
Post-Effective Amendment No. 86 of Eaton Vance Special Investment Trust (File Nos. 02-
27962, 811-1545) filed December 14, 2007 (Accession No. 0000940394-07-002080) and
incorporated herein by reference.

(p)	(1)		Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston
Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds
effective September 1, 2000, as revised May 15, 2007 filed as Exhibit (p)(1) to Post-Effective
Amendment No. 127 of Eaton Vance Mutual Funds Trust filed June 27, 2007 (Accession No.
0000940394-07-000676) and incorporated herein by reference.

                                                                         C-4

	(2)	Code of Ethics adopted by Lloyd George Management Group, which includes: Lloyd George
Management (BVI) Ltd, Lloyd George Investment Management (Bermuda) Ltd, Lloyd
George Management (Hong Kong) Ltd, Lloyd George Investment Management (Hong Kong)
Limited, Lloyd George Management (Europe) Ltd, Lloyd George Management (Singapore)
Pte Ltd and the LGM Funds effective December 2004 filed as Exhibit (p)(2) to Post-Effective
Amendment No. 87 filed December 23, 2004 (Accession No. 0000940394-04-001173) and
incorporated herein by reference.

	(3)	Amended and Restated Code of Ethics as of December 10, 2004 adopted by OrbiMed filed as
Exhibit (p)(3) to Post-Effective Amendment No. 87 filed December 23, 2004 (Accession No.
0000940394-04-001173) and incorporated herein by reference.

	(4)	Code of Business Conduct and Ethics adopted by Atlanta Capital Management Company,
LLC effective January 1, 2006 filed as Exhibit (p)(4) to Post-Effective Amendment No. 95 filed October 30, 2006 (Accession No. 0000940394-06-000845) and incorporated herein by reference.

	(5)	Code of Ethics adopted by Eagle Global Advisors, LLC effective May 14, 2004 (as revised
February 1, 2005) filed as Exhibit (p)(5) to Post-Effective Amendment No. 111 of Eaton
Vance Mutual Funds Trust (File Nos. 2-90946, 811-4015) filed October 26, 2005 (Accession
No. 0000940394-05-001154) and incorporated herein by reference.

	(6)	Code of Ethics adopted by Parametric Portfolio Associates effective January 2006 filed as
Exhibit (p)(2) to Post-Effective Amendment No. 68 of Series Trust II (File Nos. 02-42722,
811-02258) filed October 25, 2007 (Accession No. 0000940394-07-001230) and incorporated herein by reference.

(q)	(1)	Power of Attorney for Eaton Vance Growth Trust dated November 1, 2005 filed as Exhibit (q)
to Post-Effective Amendment No. 102 of Eaton Vance Municipals Trust (File Nos. 33-572,
811-4409) filed November 29, 2005 (Accession No. 0000940394-05-001357) and
incorporated herein by reference.

	(2)	Power of Attorney for the President of Eaton Vance Growth Trust dated November 1, 2005 filed as Exhibit (q)(2) to Post-Effective Amendment No. 94 filed January 27, 2006 (Accession
No. 0000940394-06-000125) and incorporated herein by reference.

	(3)	Power of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Greater
China Growth Portfolio, Growth Portfolio, Large-Cap Growth Portfolio, Small-Cap Portfolio
and Worldwide Health Sciences Portfolio dated November 1, 2005 filed as Exhibit (q)(2) to
Post-Effective Amendment No. 93 filed December 23, 2005 (Accession No. 0000940394-05-
001402) and incorporated herein by reference.

	(4)	Power of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Greater
China Growth Portfolio and Growth Portfolio dated November 1, 2005 filed as Exhibit (q)(3)
to Post-Effective Amendment No. 93 filed December 23, 2005 (Accession No. 0000940394-
05-001402) and incorporated herein by reference.

	(5)	Power of Attorney for Global Growth Portfolio and Growth Portfolio dated November 1, 2005 filed as Exhibit (q)(4) to Post-Effective Amendment No. 93 filed December 23, 2005
(Accession No. 0000940394-05-001402) and incorporated herein by reference.

                                                                             C-5

(6)	Powers of Attorney for Worldwide Health Sciences Portfolio dated November 1, 2005 filed as
Exhibit (q)(5) to Post-Effective Amendment No. 93 filed December 23, 2005 (Accession No.
0000940394-05-001402) and incorporated herein by reference.

(7)	Powers of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Growth
Portfolio, Greater China Growth Portfolio, Large-Cap Growth Portfolio, Small-Cap Portfolio,
and Worldwide Health Sciences Portfolio dated November 1, 2005 filed as Exhibit (q)(7) to
Post-Effective Amendment No. 94 filed January 27, 2006 (Accession No. 0000940394-06-
000125) and incorporated herein by reference.

(8)	Powers of Attorney for Eaton Vance Growth Trust dated April 23, 2007 filed as Exhibit (q)(8)
to Post-Effective Amendment No. 99 filed December 20, 2007 (Accession No. 0000940394-
07-002090) and incorporated herein by reference.

(9)	Powers of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Growth
Portfolio, Greater China Growth Portfolio, Large-Cap Growth Portfolio, Small-Cap Portfolio,
and Worldwide Health Sciences Portfolio dated April 23, 2007 filed as Exhibit (q)(9) to Post-
Effective Amendment No. 99 filed December 20, 2007 (Accession No. 0000940394-07-
002090) and incorporated herein by reference.

(10)	Power of Attorney for Eaton Vance Growth Trust dated November 12, 2007 filed as Exhibit
(q)(10) to Post-Effective Amendment No. 99 filed December 20, 2007 (Accession No.
0000940394-07-002090) and incorporated herein by reference.

(11)	Power of Attorney for Eaton Vance Growth Trust dated January 1, 2008 filed herewith.

(12)	Power of Attorney for Large-Cap Portfolio and SMID-Cap Portfolio dated January 1, 2008 filed herewith.

Item 24.   Persons Controlled by or Under Common Control

Not applicable

Item 25.   Indemnification

     Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 26.   Business and other Connections of Investment Advisers

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statements of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) Boston Management and Research (File No. 801-43127), Lloyd George (Bermuda) (File No. 801-40889), Lloyd George (Hong Kong) (File No. 801-40890), OrbiMed (File No. 801-34429), Atlanta Capital Management Company, LLC (File No. 801-52179 ) and Eagle Global Advisors, LLC (File No. 801-53294) filed with the Commission, all of which are incorporated herein by reference.

C-6

Item 27.   Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of
Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

	Eaton Vance Advisers Senior Floating-Rate Fund	Eaton Vance Mutual Funds Trust
	Eaton Vance Growth Trust	Eaton Vance Prime Rate Reserves
	Eaton Vance Institutional Senior Floating-Rate Fund	Eaton Vance Series Trust II
	Eaton Vance Investment Trust	Eaton Vance Special Investment Trust
	Eaton Vance Municipals Trust	EV Classic Senior Floating-Rate Fund
	Eaton Vance Municipals Trust II	Eaton Vance Variable Trust

(b)

(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Chris Berg	Vice President	None
Stephanie Brady	Vice President	None
Timothy Breer	Vice President	None
Jonathan Broome	Vice President	None
Mark Burkhard	Vice President	None
Eric Caplinger	Vice President	None
Mark Carlson	Vice President	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Michael Collins	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Rob Curtis	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Darrow	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	None
Richard A. Finelli	Vice President	None
Daniel Flynn	Vice President	None
James Foley	Vice President	None
Tim Ford	Vice President	None
Kathleen Fryer	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
David Gordon	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
Joseph Hernandez	Vice President	None
Perry D. Hooker	Vice President	None
Chris Howe	Vice President	None

                                                                  C-7

Jonathan Isaac	Vice President	None
Elizabeth Johnson	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Vice President	None
Thomas P. Luka	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary and Clerk	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Daniel McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Morgan C. Mohrman	Senior Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Julie Neviera	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Andrew Ogren	Vice President	None
Stephen O’Loughlin	Vice President	None
Philip Pace	Vice President	None
John E. Pelletier	Vice President and Chief Legal Officer	None
Margaret Pier	Vice President	None
Shannon Price	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
David Richman	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Stefan Thielen	Vice President	None
Michael Tordone	Vice President	None
George Torruella	Vice President	None
John M. Trotsky	Vice President	None
Jerry Vainisi	Senior Vice President	None
John Vaughan	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Robert J. Whelan	Vice President and Director	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Joseph Yasinski	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

* Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109
(c)	Not applicable

                                                                         C-8

Item 28.   Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management, Boston Management and Research, Lloyd George Investment Management (Bermuda) Limited, OrbiMed Advisors, LLC, Atlanta Capital Management Company, LLC and Eagle Global Advisors, LLC.

Item 29.   Management Services

Not applicable

Item 30.   Undertakings

None

C-9

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on January 24, 2008.

EATON VANCE GROWTH TRUST

By: /s/ THOMAS E. FAUST JR.
Thomas E. Faust Jr., President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities indicated on January 24, 2008.

Signature	Title

/s/ Thomas E. Faust Jr.	Trustee and President (Chief Executive Officer)
Thomas E. Faust Jr.

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Norton H. Reamer*	Trustee
Norton H. Reamer

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

                                                                   C-10

SIGNATURES

     Large-Cap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on January 24, 2008.

LARGE-CAP PORTFOLIO

By: /s/ DUNCAN W. RICHARDSON
Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on January 24, 2008.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer) and Trustee
Duncan W. Richardson

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman.*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Norton H. Reamer*	Trustee
Norton H. Reamer

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

                                                                          C-11

SIGNATURES

     SMID-Cap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on January 24, 2008.

SMID-CAP PORTFOLIO

By: /s/ DUNCAN W. RICHARDSON
Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on January 24, 2008.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer) and Trustee
Duncan W. Richardson

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Norton H. Reamer*	Trustee
Norton H. Reamer

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

                                                                        C-12

EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.		Description
(h)	(5) (b)	Amended Schedule A effective February 1, 2008 to the Expense Waivers/Reimbursements
		Agreement between Eaton Vance Management and Eaton Vance Growth Trust, Eaton Vance
		Mutual Funds Trust and Eaton Vance Special Investment Trust (on behalf of certain of their
		series) dated October 16, 2007
(i)	(2)	Consent of Internal Counsel dated January 24, 2008
(j)	(1)	Consent of Independent Registered Public Accounting Firm for Eaton Vance-Atlanta Capital
		Large-Cap Growth Fund
	(2)	Consent of Independent Registered Public Accounting Firm for Eaton Vance-Atlanta Capital
		SMID-Cap Fund
(q)	(11)	Power of Attorney for Eaton Vance Growth Trust dated January 1, 2008
	(12)	Power of Attorney for Larg-Cap Portfolio and SMID-Cap Portfolio dated January 1, 2008

                                                                               C-13